PSMC 2021-1 Trust ABS-15G

Exhibit 99.10

TPR Firm:	EdgeMAC	Date Submitted:	3/15/2021
Client Name:	AIG	Report:	Exception Report - Loan
Client Project:	PSMC 2021-1	Loans in report:	132

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
3/15/2021	XXX	XXX	215351212	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/09/2020 Received Wire Instructions to Customers Bank Warehouse Lending for Lender.

2) Missing the following required Federal and/or State Disclosures: Electronic Consent/eSign Form completed prior to earliest esign event for both borrowers and Privacy Policy.
COMMENTS: 10/09/2020 Received eConsents dated XXX and XXX Disclosure Tracking Report reflecting Privacy Policy was eDisclosed XXX

3) Missing additional asset statement for the co-borrower's account with XXX XXX The loan file only contained one month of asset documentation. Two consecutive months asset statements are required. Subject to review and recalculation of reserves upon receipt.
COMMENTS: XXX XXX: bank statement for XXXwas already in the loan file, The bank statement for XXX was also in the loan file.

4) Missing Final DU Findings that matches the final loan terms on 1008.

5) Missing final 1008 Approval to match final loan terms for loan amt, LTV/CLTV/HLTV, interest rate and product type. DTI on 1008 does not match the AUS.
							COMMENTS: 10/21/2020 sufficient documentation recieved. Client advised difference in DTI on 1008 and AUS is not significant			Compensating factors 1 0x30 housing history for 24 monhs 2. No Public Records 3. FICO of XXX is XXX points greater than the program minimum of 680	9/14/2020	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	127501663	XXX	1) Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: 09/28/2020 Received Signed Attestation that the CD was printed in error for reference and/or review and never presented to the borrowers.

2) Missing XXX or XXX Report ran prior to closing.
COMMENTS: 09/28/2020 Received XXX Report dated XXX reflecting a TILA Finance Charge violation, however, CD issued XXX does not reflect a TILA Finance Chrge violation when tested in CE.

3) Missing the following required Federal and/or State Disclosures: TX Notice of Penalties for Making False or Misleading Statement.
COMMENTS: 09/28/2020 Received notification that XXX is regulated by OCC and therefore is exempt for State Disclosures.

4) Missing Initial Escrow Account Disclosure Statement, executed by borrower.
COMMENTS: //UPDATE 10/01/2020: Received IEADS reflecting monthly escrow that reconciled with final CD.	1) Missing final 1008 AUS Findings/DU Approval to match final loan terms for loan amt, LTV/CLTV/HLTV, interest rate and product type.	Compensating Factors:

1. The borrower exceeds the minimum reserve requirment. Program guidelines require 6 months PITI and the asset documentation supports XXX months PITi
2. FICO of XXX is XXX points higher than the program minimum
										3. The DTI is XXX and is XXX lower than the program maximum of 43.00%	9/25/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	542619813	XXX	1) XXX or XXX Report not run prior to closing.
COMMENTS: 09/23/2020 Received Compliance Test Results dated XXX

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/23/2020 Received proof Appraisal was eDisclosed to borrower XXX

3) Post Consummation Closing Disclosure dated XXX reflects a Tolerance Cure to borrower in the amount of $356.00; however, there is no proof in file that the Tolerance Cure amount was issued to borrower. Missing borrower letter, proof of delivery, and copy of reimbursement check. The file is missing the final XXX Settlement Statement so unable to confirm if the cure amount is reflected on the aforementioned document.
COMMENTS: 09/23/2020 Received copy of Final Settlement Statement reflecting Lender's Credit for Tolerance cure.

4) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency.
COMMENTS: **Sufficient documenation rceived 9/23/2020***

5) Missing an attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the Trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements, as per section 5.04 of our jumbo guide.
COMMENTS: Received trust attestation	1) The mortgage is missing the Revocable Trust Rider.
COMMENTS: 09/27/2020 Received new copy of Deed of Trust inclusive of Trust Rider with letter to borrower of changes and intent to re-record dated XXX

2) Borrower and non-borrowing spouse executed the Notice of Right to Cancel documents individually only and not as Trustees.
COMMENTS: 09/27/2020 Received re-opened Notice of Right to Cancels for both borrowers executed as Trustees of the Trust on XXX with a Midnight of Date of XXX Re-opened Right to Cancels were properly administered.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	9/22/2020	Primary Residence	AZ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	339168784	XXX	1) This loan failed TRID timing of disclosures. Missing re-disclosed Loan Estimate dated XXX and revised Closing Disclosure dated XXX per Disclosure Tracking Summary. Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 09/14/2020 Received both missing LE and CD. Entered each into CE and received no Violations.

2) Missing the Wire Instructions for XXX Purchase from Lender .
COMMENTS: 10/14/2020 Received Lender's Wire Instructions.

3) The Appraisal fee increased to $XXX on the CD dated XXX however, per Issue ID XXX the revised LE dated XXX is missing, resulting in the following TRID tolerance failure:Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 10/14/2020 Received LE dated XXX Entered into CE with COC of XXX and received a Pass result for Tolerance Testing.

//UPDATE: 10/14/2020 Received COC dated XXX for increase in Appraisal Fee, however, MISSING re-disclosed Loan Estimate dated XXX Unable to complete regulatory compliance check and TRID Monitoring.	1) //UPDATE: 10/13/2020 Received PC CD with accurate Interest From and Disbursement Dates, however, MISSING Proof of Method of Delivery to borrower.This loan failed the TILA Right of Rescission test. The funding date is before the third business day following consummation. The rescission "midnight of" date is XXX and according to the Closing Disclosure dated XXX the loan funded on XXX resulting in the below TILA Violation. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting accurate Interest From and Disbursement dates.Federal TILAThis loan failed the TILA right of rescission test.Closed-end (12 CFR 1026.23(a)(3), transferred from 12 CFR 226.23(a)(3)), Open-end (12 CFR 1026.15(a)(3), transferred from 12 CFR 226.15(a)(3))The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
COMMENTS: 10/14/2020 Lender's note in condition reflects PC CD was mailed to borrower.

//UPDATE: 10/13/2020 Received PC CD with accurate Interest From and Disbursement Dates, however, MISSING Proof of Method of Delivery to borrower.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	9/16/2020	Primary Residence	WA	XXX	Refinance - cash out	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	984716084	XXX	1) This loan failed TRID timing of disclosures. "Missing proof of consumer's receipt of Initial Closing Disclosure provided reflecting a Date Issued of 8/26/2020 and a Consummation date of XXX results in the below TRID timing violation.Initial Closing Disclosure Timing Requirements - XXXThis loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR 1026.19(f)(1)(ii) ) The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked aseither: "USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is lessthan six business days (counting all calendar days except Sunday and specified legal public holidays) before theconsummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendardays except Sunday and specified legal public holidays) before the consummation date, or closing / settlement dateif no consummation date is provided, of the transaction; or The initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than threebusiness days (counting all calendar days except Sunday and specified legal public holidays) before the consummationdate, or closing / settlement date if no consummation date is provided, of the transaction The creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.
COMMENTS: 09/27/2020 Received screen shot of Disclosure Tracking reflecting borrower viewed XXX Entered into CE and received a Pass result for this test.

2) Missing documented explanation and sourcing the following large deposits to the XXX XXX account: $XXX on XXX, $XXX on XXX and $XXX on XXX
COMMENTS: ***$XXX and $XXX deposited to XXX #-XXX on XXX were withdrawn from the borrower's XXX 401k account. $XXX deposited to XXX #-XXX on XXX were from a loan taken against the borrower's XXX 401k account.***

3) Missing documentation to evidence the monthly HOA dues for the borrower investment property located XXX. Subject to recalculation of the debt to income ratio upon receipt.
							COMMENTS: 10/7/2020*** Sufficient documentation to indicate HOA payment is for the borrower investment property on XXX ***** **9/28/2020 The XXX statement reflecting the electronic withdrawl of $XXX is not sufficient to velidate the payment was for the investment properites HOA due. ***Address of borrower's rental property is XXX. A payment of $XXX to XXX apprears on the borrower's XXX #-XXX account. No documentation was in the file which confirms this entity is the HOA to which XXX, belongs. Also, an undisclosed REO may be indicated.***				9/23/2020	Primary Residence	GA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	861285900	XXX	1) Missing XXX or XXX Report ran prior to closing.
COMMENTS: 09/30/2020 Received Lender's Compliance Test Results dated 09/15/2020

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/30/2020 Received proof Appraisal was eDisclosed to borrower XXX

3) Missing a current payoff demand and evidence that XXX Mortgage, account ending XXX has been satisfied with a -0- balance.

4) Missing Credit Report for XXX Subject to recalculation of debt to income ratio.

5) Missing documentation to evidence the monthly property taxes, hazard and monthly HOA dues (if applicable) for the following properties: XXX and XXX. Subject to recalculation of debt to income ratio upon receipt.

6) Missing the Trust Agreement for the XXX Trust to evidence the borrower has full access to funds with XXX XXX

7) Missing Verification of Employment for previous employer for XXX, XXX to verify no gaps in employment.
COMMENTS: 10/01 - Received LOE

8) Missing letter of explanation from XXX as to why 2018 1040s do not show any wages, salaries, etc and no 2018 W2s in file. 1003 reflects a two year job history with same company and previous.
							COMMENTS: 10/01 - Received LOE				9/28/2020	Primary Residence	AZ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	140733742	XXX	1) Missing copy of wiring instructions for the loan purchase by XXX. COMMENTS: 12/10/2020 Received Lender's Wire Instructions.	Compensating Factors:

1. XXX credit score: XXX points above program minimum creit score of 700
2. XXX LTV: XXX below 80% program maximum
3. XXX months reserves. XXX months greater that 6 month program minimum
										4. DTI ratio of XXX XXX less than 43% program maximum.	12/7/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	629999270	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 10/12/2020 Received proof Appraisal was eDisclosed to borrower XXX

2) This loan failed TRID 10% fee tolerance. Missing proof of receipt for revised Closing Disclosure (CD) in file Issued XXX renders the Change of Circumstance as invalid and unable to reset tolerances resulting in the below TRID tolerance violation.This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Total tolerance violation is $XXX.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Total tolerance violation is -$XXX.
COMMENTS: 10/12/2020 Received proof of eReceipt on XXX Entered into CE and received a Pass result for Reimbursement Testing.

3) Missing signed and dated letter regarding frozen file alert on the credit report dated XXX

4) Missing signed letter of explanation and source of the following large deposits into borrower's XXX Checking account ending in XXX $XXX on XXX Deposits must come from borrower's streams of income. Debt to income ratio subject to recalculation.

5) Missing documentation for a third-party verification of self-employment completed within 10 business days of the Note date.
COMMENTS: 10/22/2020 Documentation is sufficient to clear condition. Third party verification received. Documentation recieved does not fulfill condition.

6) Missing final AUS Findings/DU Approval to match final loan terms for loan amt, LTV/CLTV/HLTV, interest rate, product type and DTI.
COMMENTS: 10/22/2020 the client has advised that 1008 and AUS difference in DTI is not material and condition can be cleared

7) Missing the borrower's 2019 1040 tax transcripts.
COMMENTS: 11/03/20 Received 2019 transcripts	COMPENSATING FACTORS:

1. The loan to value ratio for this transaction is XXX The maximum allowable LTV is 80%.

2. The debt to income ration for this transaction is XXX The maximum allowable DTI is 43%.

										3. The borrower has had no late mortgage payments in the last 34 months.	10/9/2020	Primary Residence	AZ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	669417426	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/04/2020 Received Lender's Wire Instructions.

2) Missing XXX, XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 11/04/2020 Received XXX report reflecting a TILA Violation prior to Final Closing Disclosure. Issuance of Final Closing Disclosure cured the TILA Violation. CE report in file reflects no TILA Violation.

3) Missing Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 11/05/2020 Received XXX Compliance Report reflecting borrower's eConsent XXX

4) Missing the following required Federal and/or State Disclosures: Privacy Policy.
COMMENTS: 11/04/2020 Received Privacy Policy

5) Missing Fraud Report which must include a list of interested parties to the transaction as verified participants. The participants should include, but are not limited to: borrower, appraiser, loan originator, and any other applicable parties.
COMMENTS: 11/5/2020 Fraud Report received

6) The appraisal was performed on XXX Note date is XXX making the appraisal 123 days old as of Note date. Per section 4.04A of our jumbo guidelines, If the appraisal report is more than 120 calendar days old as of the date of the note and mortgage, an appraisal update is required. The file does not contain a 1004D.	1) Missing documentation to evidence a verbal verification of self-employment was completed for the borrower within 10 days of the note date. The internet print out is not sufficient to meet verbal verification of employment requirement. //UPDATE 11/09/20 Exception request sent
COMMENTS: 11/09/20 Exception approved by XXX	COMPENSATING FACTORS:

1. The borrower has XXX months of reserves. The minimum required number of month of reserves is 6 months

2. The borrower has a FICO score of XXX The minimum required FICO score is 700.

										3. The borrower has a mortgage payment history of 0x30 for the last 72 months.	10/22/2020	Primary Residence	MD	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	198913203	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/29/2020 Received proof Appraisal was sent to borrower via Electronic delivery on XXX

2) Missing Written List of Service Providers with proof issued within 3 business days of application. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 09/29/2020 Received Services You Can Shop For dated XXX

3) Missing Wire Instructions for XXX Purchase from Lender.
COMMENTS: 09/29/2020 Received Lender's Wire Instructions.

4) Missing XXX or XXX Report ran prior to closing.
COMMENTS: 09/29/2020 Received Lender's Compliance Test Results.

5) Missing updated Hazard Insurance with Cardinal Financial as Mortgagee.
COMMENTS: 10/01 - received updated HOI	Compensating Factors:

FICO of XXX XXX points greater than 680 program minimum
DTI XXX XXX lower than 43% program maximum
Good mortage payment history with 0x30x12 since inception XXX XXX
										XXX month reserves; XXX months greater than 6 month program maximum	9/26/2020	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	859944546	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender. COMMENTS: 10/23/2020 Received Lender's WIre Instructions.	COMPENSATING FACTORS:

1. Borrower FICO score is XXX The minimum required FICO score os 680.

2. The debt- to- income ratio is XXX The maximum allowable debt - to - income ratio is 43%.

										3. The borrower has XXX months of reserves. The minimum required months of reserves is 6 months.	10/8/2020	Primary Residence	UT	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	285643061	XXX	1) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 10/19/2020 Received XXX Compliance Report reflecting both borrower's eConsents on XXX

2) Missing Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/19/2020 Received Wire Instructions to Lender's Wareshouse Bank

3) Missing the following required Federal and/or State Disclosures: Privacy Policy Disclosure.
COMMENTS: 10/19/2020 Received Privacy Policy.

4) Loan closed in a trust. Missing an attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements must be provided. //UPDATE 11/09/20 Received an attorney letter dated 09/02/2015- missing letter pertaining to the subject loan
COMMENTS: 12/9/2020 Received sufficient documentation to clear the conditiion

5) Missing updated hazard/homeowners insurance policy with XXX listed as loss payee with one year's paid receipt. Policy provided expires XXX
COMMENTS: 10/29/20 Received policy renewal. Premium increase was corrected in the properties owned worksheet.

6) Missing final DU Approval to match final loan terms for loan amt, LTV/CLTV/HLTV, interest rate and product type. DU provided does not reflect the correct loan amount.
COMMENTS: 10/29/20 Received updated approval and 1008 with matching loan terms.

7) Missing appraisal report prepared for the current transaction. //UPDATE 11/06/20 XXX Jumbo guidelines require that all appraisal reports be prepared for the current transaction per Section 4.04
COMMENTS: 11/09/20 Had to a new condition so that it will appear in the clean room

8) Added 11/09/20 XXX Jumbo guidelines require that all appraisal reports be prepared for the current transaction per Section 4.04 //UPDATE 12/11/20 Received recert of value, missing appraisal completed for current transaction
COMMENTS: 12/16/20 Received certification of value.

9) Loan is now an aged loan which requires a current payment history on the loan as well as an explanation for the delay //UPDATE 12/10/20 Received payment history, missing explanation for the delay
COMMENTS: 12/21/20 Received letter of explanation

10) Missing current 1004D is required per section 4.04 of jumbo guide as the loan is aged >90 days with a Note date of XXX
COMMENTS: Rec'd recert of value dated 1/5/2021	1) The increase in Transfer Taxes and the addition of the Final Inspection Fee on the XXX LE without a valid Change of Circumstance resulting in the below TRID tolerance violation:Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: //UPDATE: 10/23/2020 Received PC CD with copy of refund check to borrower. Entered into CE and received a Pass result for Reimbursement Testing.

//UPDATE: 10/20/2020 Received request for total TRID Tolerance Violation amount to be reimbursed to borrower. There are 2 Violations, 1 Zero Tolerance and 1 10% Tolerance. Zero Tolerance Violation amount is $170.80 and 10% Tolerance Violation amount is $XXX. Total to be Reimbursed to borrower is $XXX

2) This loan failed TRID 10% fee tolerance. The increase in recording fee on the XXX LE resulted in the following violation: This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%.
								COMMENTS: //UPDATE: 10/23/2020 Received PC CD with copy of refund check to borrower. Entered into CE and received a Pass result for Reimbursement Testing.			9/23/2020	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	501498887	XXX	1) Federal TILAThis loan failed the TILA finance charge test.( 12 CFR 1026.18(d)(1) , transferred from 12 CFR 226.18(d)(1) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it isunderstated by more than $XXX. Total understated amount -$XXX.
COMMENTS: 10/05/2020 Compliance QA removed the Finance Charge box mark from the Document Prep Fee which resulted in the Pass result of the TILA Finance Charge Test, however, did not false positive this condition. Condition is cleared.

2) Missing XXX and XXX CD's delivered to borrower per Disclosure Tracking provided. Unable to complete regulatory compliance review.
COMMENTS: 10/05/2020 Received both CD's dated XXX and XXX	1) This loan failed TRID zero fee tolerance. The Appraisal Fee increased to $XXX per XXX CD with no valid change of circumstance, which resulted in the following violation: Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 6This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 10/09/2020 Received PC CD and copy of reimbursement check for $XX. Entered into CE and received a Pass result for reimbursement testing.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
										6. DTI ratio of XXX XXX less than 43% program maximum	9/30/2020	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	671489887	XXX	1) This loan failed TRID zero fee tolerance. Lender Credits decreased between Initial Disclosure and Final Closing without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX).
COMMENTS: 11/20/2020 Re-review of TRID Disclosures revealed Lender Credit removed at Rate Lock on XXX with COC in file. Applied in CE and received a Pass result for this test.

2) Missing the following required Federal and/or State Disclosures: Privacy Policy.
COMMENTS: 11/18/2020 Received Lender's Privacy Policy

3) Missing wire instructions for XXX purchase from Lender.
COMMENTS: 11/17/2020 Received Lender's Warehouse Bank Wire Instructions.

4) Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 11/18/2020 Received XXX Compliance Resport reflecting borrower's eConsent on XXX

5) Missing the borrower's 2018 and 2019 1040 tax transcripts
COMMENTS: 12/29/20 Received 2018/2019 transcripts

6) Missing signed balance sheet and profit and loss for XXX. The balance sheet and profit and loss statement are not signed.
COMMENTS: Rec'd

7) Loan is aged >90 days with Note date XXX Missing explanation for the delay and acceptable payment history.
COMMENTS: 01/05/20 Received payment history and LOE

8) Missing updated appraisal per section 4.04-A of jumbo guidelines due to the >90 days age of loan.
COMMENTS: 1/12/2021 Sufficient documentation received. Appraisal recert of value received

9) The final CD issued XXX is illegible due to blacked out portions of the document.
COMMENTS: 01/05/2021 Received clear copy of the CD	Compensating Factors:
1. FICO of XXX XXX points greater than 700 program minimum
2. DIT of XXX XXX lower than 43% program maximum
3. Good mortgage payment history with 0x30x24 since inception
										4. XXX months reserves; XXX months greater than 6 month program minimum	9/22/2020	Primary Residence	NC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	969621011	XXX	1) Missing final 1008 AUS Findings/DU Approval to match final loan terms for loan amt, LTV/CLTV/HLTV, interest rate and product type. The LTV on the AUS is reflected as XXX% and the 1008 reflects an LTV of XXX%
COMMENTS: 10/9/2020 Received sufficient documentation. Client advised the difference between AUS LTV and 1008 LTV not significant

2) This loan failed TRID 10% fee tolerance: Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that in total cannot increase more than 10% test. (12 CFR 1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to 1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. The total variance is $XXX.
COMMENTS: 10/13/2020 Applied COC for expiration of Initial LE to LE fees on XXX Entered into CE and received a Pass result for Tolerance Testing.

3) Missing USPS showing the subject address.

4) Missing SSA number check for XXX

5) Missing title XXX supplement with the correct subject address of XXX
							COMMENTS: 10/19/20 Ok to clear. Discussed with XXX.				9/30/2020	Primary Residence	WA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	835234090	XXX	1) Missing XXX, XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 11/09/2020 Received XXX Report

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 11/16/2020 Received screen shot that Appraisal was delivered to borrower XXX

3) Missing Final AUS matching the final loan terms reflected on the1008 loan transmittal summary. The AUS reflects a DTI of XXX% and the 1008 reflects a DTI of XXX%
COMMENTS: 11/12/20 Difference is not greater than 4%

4) Missing documentation to evidence a tax extension for the borrower 2019 taxes was filed.
COMMENTS: 11/13/20 Extension was provided in the file

5) Loan is aged need current payment history and explanation for the delay //UPDATE 12/14/20 Received payment history, missing explanation for the delay
COMMENTS: 12/29/20 Received explanation for delay

6) Missing documentation to anticipated continuation of capital gains income for 2019 and 2020 or beyond through verification of assets that generated the capital gains income used for qualifying.
COMMENTS: 12/16/2020 Sufficient documentation received

7) Missing final CD for the purchase of the subject property //UPDATE 12/11/20 Received CD for this transaction, missing CD from the purchase of subject property XXX
COMMENTS: 12/29/20 Received CD for subject purchase	1) Missing Verification of Mortgage (VOM) for the property located at XXX XXX and XXX and VOR for previous residence XXX //UPDATE 11/18/20 Received Private Party VOR, missing canceled checks for 12 months through XXX - loan closed XXX Mortgage history provided for XXX however 1003 reflects the borrower rented? //UPDATE 11/19/20 VOR provided from private party missing previous 6 months canceled checks to complete a 12 mortgage rating - XXX through XXX
COMMENTS: 12/04/20 Condition waived by XXX

2) Ineligible: Property purchased within the past 12 months. Using purchase price of $XXX the LTV is now XXX% which exceeds the program maximum of 80%.
COMMENTS: 01/14/2021 Exception approved by XXX. Saved to third party	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	11/2/2020	Primary Residence	FL	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	170283763	XXX	1) The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 2 of 9, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 10/06/2020 Received full copy of Recorded Deed of Trust inclusive of Legal Description.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/06/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

3) Missing proof 2018 IRS tax liability in the amount of $XXX has been paid.
COMMENTS: 10/19/20 Received bank statement and copy of canceled check reflecting payment the IRS in the amount of $XXX dated XXX	COMPENSATING FACTORS:

1. The borrowers' FICO score used for qualifying is XXX The minimum required score for qualifying is 700.

2. This transaction has an LTV of XXX The maximum allowed LTV is 80%

										3. The debt ratio for this transaction is XXX The maximum allowed debt ratio is 43%.	10/1/2020	Primary Residence	NC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	757293826	XXX	1) This loan failed TRID timing of disclosures. Missing Written List of Service Providers with proof issued within 3 business days of application. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 10/13/2020 Received Services You Can Shop For dated XXX

2) Missing documentation to evidence the current mortgage rating for the borrowers mortgage with XXX XXX for XXX and XXX The HUD-1 to evidence the sale of the property is dated XXX
COMMENTS: 10/15/2020 Sufficient documentation received

3) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. No public records
4. XXX months reserves; XXX months greater than 6 month program minimum
5. Borrower has been employed for the last XXX years
										6. DTI ratio of XXX XXX less than 43% program maximum	10/5/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	481196648	XXX	1) Missing the following required Federal and/or State Disclosures: TX Notice of Penalties for Making False or Misleading Written Statement.
COMMENTS: 10/06/2020 Received Signed Notice of Penalties for Making False or Misleading Statement.

2) Missing documentation for XXX account appearing on Additional Joint Liabilities section of the final, signed 1003 dated XXX subject to debt ratio recalculation.
COMMENTS: Documentation submitted satisfies condition. LOE from borrower references payment to the XXX, not the XXX. Does not effect subject property. Title commitment and closing instructions reference only the association.	1) //UPDATE: 10/06/2020 Agree that Spouse is Signing Deed of Trust as Acknowledgment of her Homestead Rights, however, Title Commitment in file reflects borrower as "Unmarried". Need Grant Deed or Title Supplement reflecting borrower as "Married".Missing Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 10/9: Client elected to waive.
//UPDATE: 10/06/2020 Agree that Spouse is Signing Deed of Trust as Acknowledgment of her Homestead Rights, however, Title Commitment in file reflects borrower as "Unmarried". Need Grant Deed or Title Supplement reflecting borrower as "Married".	Compensating factors;

1. Borrower has XXX months of liquid reserves. Guidelines require a minimum of 6 months liquid reserves.

2. Borrower has a FICO score of XXX Guidelines require a minimum FICO score of 680.

										3. The loan file has Back End debt ratio of XXX The maximum allowed Back End ratio per guidelines is 43%.	9/30/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	548695398	XXX	1) //UPDATE: 10/01/2020 Received Lender's Wire Instructions, however, STILL MISSING Texas Disclosure (T-64).Missing the following required Federal and/or State Disclosures: Wire Instructions for XXX Purchase from Lender and Texas Disclosure (T-64).
COMMENTS: 10/06/2020 Received fully executed Texas T-64 Disclosure.

							//UPDATE: 10/01/2020 Received Lender's Wire Instructions, however, STILL MISSING Texas Disclosure (T-64).			Compensating Factors: 1) FICO of XXX XXX points above min of 680 2) DTI is at XXX maximum allowed 43% 3) Reserves is XXX months, minimum required 6 months	9/22/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	460981550	XXX	1) Missing Proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/23/2020 Received proof Appraisal was emailed to borrowers XXX

2) Missing XXX or XXX Report ran prior to closing.
COMMENTS: 09/23/2020 Received Compliance Test Results dated XXX

3) Missing documentation to evidence the borrower's most recent 12 month rental history
COMMENTS: 9/23/2020 Sufficient documentation received

4) Missing documentation to evidence the source of the Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 9/23/2020 Sufficient documentation received

5) Missing documentation to evidence the borrowers have been XXX for a minimum 2 years. Documentation for verification of self-employment can be Business License, CPA Letter or Regulatory Agency for both borrower and co-borrower.

6) Missing award letter for social security/disability for both borrower and co-borrower.
COMMENTS: 9/23/2020 Suffcient documentation received

7) Missing distribution letter to verify co-borrower's IRA 401k distribution income.
COMMENTS: ***9/23/2020 Sufficient documentation received

8) Missing an attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements must be provided.
COMMENTS: 9/25/2020 The trust document is a checklist. Please provide the attorney opinion letter or lender's legal attestation that the trust meets guidelines.

9) 9/28: Attorney opinion letter or lender's legal attestation on trust cleared in error. Still missing the attorney's opinion letter or legal attestation that the trust meets guidelines. Seller provided a copy of a trust checklist which is insufficient.
COMMENTS: Received trust attestation	1) Finance Charges are under disclosed and result in the below TILA Violation.Federal TILAThis loan failed the TILA finance charge test.( 12 CFR 1026.18(d)(1) , transferred from 12 CFR 226.18(d)(1) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it isunderstated by more than $100.00. Total understated amount -$XXX.
COMMENTS: 09/23/2020 Received Lender Consessions not disclosed as Lender Paid Fees on CD. Entered into CE and received a Pass result for TILA Finance Charge testing.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX LTV; XXX below 80% program maximum
3. XXX months reserves; XXX months greater than 6 month program minimum
										4. DTI ratio of XXX XXX less than 43% program maximum	9/22/2020	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	335896744	XXX	1) Missing XXX, XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 09/28/2020 Received knowledge that XXX Loan Detail Report on pages 6 through 27 of root doc is the Compliance Testing. Confirmed Pass results.

2) //UPDATE: 10/06/2020 Received Settlement Agents Attestation for CD, however, Attestation is not signed. All Attestations must be signed.Missing signed Lender's explanation for incomplete Closing Disclosure in file with closing date XXX is missing pages and/or key data elements, however, not marked as "PRELIMINARY" OR "DRAFT".
COMMENTS: //UPDATE: 10/08/2020 Received Signed Attestation from Settlement Agent that CD was never provided to borrower.

//UPDATE: 10/06/2020 Received Settlement Agents Attestation for CD, however, Attestation is not signed. All Attestations must be signed.

3) Missing evidence, from a credit supplement or statement, that the following revolving debts were paid to zero balance; XXX Bank NA XXX and XXX Bank account ending XXX
COMMENTS: Supplemental and statements in file.

4) Missing signed 2019/2018 1040 tax returns - prior to consummation date.
COMMENTS: 10/8/2020 received signed 2018 and 2019 1040 tax returns for the borrowers	Compensating Factors:

FICO of XXX XXX points greater than 680 program maximum
Good mortgage payment history 0x30x12 since inception of XXX
										XXX months reserves XXX months greater than the 6 month program maximum (XXX months for subject plus XXX months for investment property)	9/25/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	515732513	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/30/2020 Received proof Appraisal was eDisclosed to borrower XXX

2) Missing the following required Federal and/or State Disclosures: MA License Disclosure.
COMMENTS: 09/30/2020 Received Notice of Intent to Proceed which reflects the Lenders State Lic number.

3) Missing XXX or XXX Report ran prior to closing.
COMMENTS: 09/30/2020 Received Lender's Compliance Test Results dated XXX

4) Missing Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 09/30/2020 Received Quitclaim Deed and confirmed Vesting and Legal.	1) Federal TILAThis loan failed the TILA finance charge test.( 12 CFR 1026.18(d)(1) , transferred from 12 CFR 226.18(d)(1) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it isunderstated by more than $100.00. Total understated amount -$XXX.
COMMENTS: 09/30/2020 Received Lender's Consessions. Entered into CE and received a Pass result for TILA Finance Charge Testing.	COMPENSATING FACTORS:

XXX DTI
XXX assets, not including XXX savings account which includes non-borrower as account holder.
Borrower XX year employment with stable-to-increasing commission earnings.
										XXX FICO - No delinquency and as agreed mortgage history.	9/24/2020	Primary Residence	MA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	121138218	XXX	1) //UPDATE: 10/06/2020 Received an email titled Appraisal, however, it does not reflect borrower's email address. Need Proof Appraisal was provided to borrower.Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 10/06/2020 Received proof the Appraisal was emailed to Borrower's Spouse XXX

//UPDATE: 10/06/2020 Received an email titled Appraisal, however, it does not reflect borrower's email address. Need Proof Appraisal was provided to borrower.

2) Missing executed and notarized Warranty Deed.
COMMENTS: 10/06/2020 Received executed and notarized Warranty Deed and confirmed Vesting and Legal.	1) //UPDATE: 10/06/2020 Need proof of the Lender Concession at Closing as no documentation exists in file reflecting borrower was provided a $XXX Lender Credit after close. Possibly Final Settlement Statement (not just Disbursement Report) may reflect the $XX.//UPDATE: 10/06/2020 Received Final Disbursement Report, however, it reflects a refund credit of $XXX. Unable to determine the $XX on the PC CD is part of that refund amount. Need Lender's Signed Attestation as to the breakdown of the refund credit in the amount of $XXX.//UPDATE: 10/06/2020 Received PC CD dated XXX reflecting accurate Interest From and Disbursement Dates, however, PC CD reflects a Tolerance Cure Lender Credit of $XX. NEED Proof $XXX was provided to borrower."This loan failed the TILA Right of Rescission test. The funding date is before the third business day following consummation. The rescission ""midnight of"" date is XXX and according to the Closing Disclosure dated XXX the loan funded on XXX resulting in the below TILA Violation. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting accurate Interest From and Disbursement dates."This loan failed the TILA right of rescission test. Closed-end ( 12 CFR 1026.23(a)(3) , transferred from 12 CFR 226.23(a)(3) ), Open-end ( 12 CFR 1026.15(a)(3) ,transferred from 12 CFR 226.15(a)(3) ) The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR 1026.23 or 1026.15, or delivery of all material disclosures, whichever occurs last.
COMMENTS: 10/07/2020 Received Final Settlement Statement reflecting Lender Credit of $XXX provided at funding.

//UPDATE: 10/06/2020 Need proof of the Lender Concession at Closing as no documentation exists in file reflecting borrower was provided a $XX Lender Credit after close. Possibly Final Settlement Statement (not just Disbursement Report) may reflect the $XXX.

//UPDATE: 10/06/2020 Received Final Disbursement Report, however, it reflects a refund credit of $XXX. Unable to determine the $XXX on the PC CD is part of that refund amount. Need Lender's Signed Attestation as to the breakdown of the refund credit in the amount of $XXX.

								//UPDATE: 10/06/2020 Received PC CD dated XXX reflecting accurate Interest From and Disbursement Dates, however, PC CD reflects a Tolerance Cure Lender Credit of $XXX. NEED Proof $XXX was provided to borrower.			10/1/2020	Primary Residence	AZ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	179633056	XXX	1) This loan failed TRID zero fee tolerance. On the revised Loan Estimate (LE) in file dated XXX the "Points" and "Rate Lock Fee" were added, and a Reason for Redisclosure was unable to be applied as the corresponding Change Circumstance in file dated XXX is invalid. Change Circumstance does not reflect the Details of Change to constitute a valid COC for the addition of fees, resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 10/30/2020 Received Valid COC dated XXX Entered into CE and received a Pass result for all Tolerance Testing.

10/23/2020 Received the same documents already in file. The issue is the Change of Circumstance for the LE dated XXX not reflecting the loan as locked, only states a Reson of Loan Type or program change and does not Detail that the change resulted in the addition of Points and a Rate Lock Fee. Need Valid COC reflecting detail of change.

2) Missing the borrowers 2018 W-2 income statements. The file only contains the 2019 W2 income statements
COMMENTS: 10/27/2020 Sufficient documentation received	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Borrower's Closing Disclosure in file.
COMMENTS: 11/05/2020 Received XXX's approval to not have an actual Seller CD.

//UPDATE: 11/04/2020 Received a Settlement Agent CD Notice, however, it does not provide for the Seller's approval of the Seller Paid Fees as reflected on the Borrower's CD. Need a Signed Seller’s CD, Final Settlement Statement reflecting the Seller Paid Fees or a Closing Disclosure Addendum Signed by the Seller(s) acknowledging the Seller Paid Fees.

//UPDATE: 11/03/2020 XXX Requires Seller's Acknowledgement of Seller Paid Fees and the Borrower's CD is not Signed/Acknowledged by Seller and No CD Addendum with Signatures found in file.

//UPDATE: 11/02/2020 Received Borrower's CD. WHAT IS NEEDED is the Seller's CD or Final Settlement Statement.

//UPDATE: 11/02/2020 Need Seller's CD or Final Settlement Statement to confirm All Seller Paid Fees are reflected on Borrower's Closing Disclosure. Seller's CD or Final Settlement Statement should be able to be obtained from the Closing Agent.	COMPENSATING FACTORS:

1. Borrower FICO score is XXX The minimum required FICO score is 740.

2. The borrower has XXX months of reserves. The minimum number of months of required reserves is 12 months.

										3. The borrower has XX months in the same line of work and XXX months with his current employer.	10/19/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	278157815	XXX	1) Provide forbearance attestation signed by both borrowers.
COMMENTS: ****9/1/2020*** Sufficient documentation received

2) ***9/1/2020**** The documentation received to verify the borrower XXX status within 10 days of the Note date is not dated. Missing documentation to evidence a third party verification of the borrower XXX status of completed within 10 business days of the Note date.
COMMENTS: ***9/15/2020* Invoice received and sufficient to clear condition. ***9/1/2020**** The documentation received to verify the borrower XXX status within 10 days of the Note date is not dated.

3) Missing documentation to evidence the borrowers have a minimum 25% equity in the departing residence located at XXX. The documentation to evidence the value of the departing residence is required in order to the use rental income to qualify.
COMMENTS: ****9/10/2020*** Client does not consider the rental property a departing residence

4) Missing documentation to evidence the receipt of the security deposit of $XXX and first month's rent of $XXX for the borrower departing residence located at XXX
COMMENTS: ****9/10/2020*** Client does not consider the property a departing residence ********9/8/2020*** Received money orders dated XXX totaling $XXX. Still evidence of the security deposit of $XXX and reflected in the current lease agreement. Asset documentation in the file does not reflect receipt of the security deposit. Unable to clear the condition.

5) Missing lender's wire instructions for purchase/funding.
COMMENTS: 09/16/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.	Compensating Factors
1.XX FICO is XXX points greater than the minimum 680 required by the program guidelines
2. No public records
3. 0x30 housing history for the past 24 months
										4. The co-borrower has been XXX with the same business for XXX years	8/27/2020	Primary Residence	CO	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	442614800	XXX	1) The file is missing the XXX or XXX Report ran prior to Closing.
COMMENTS: 11/12/2020 Received XXX Report

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 11/12/2020 Received Screen Shot reflecting Appraisal provided to borrower XXX

3) Missing verbal Verification of Employment from XXX for primary borrower XXX. //UPDATE 11/16/20 Received VVOE, missing internet printout verifying the phone number used for verification
COMMENTS: 11/17/20 Ok to clear per XXX internet printout not required	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. No public records
3. XXX months reserves; XXX months greater than 6 month program minimum
										4. DTI ratio of XXX XXX less than 43% program maximum	11/2/2020	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	475228150	XXX	1) Missing documentation to evidence a verbal verification of employment was completed for the borrower within 10 days of the Note date //UPDATE 10/22/20 Received WVOE dated XXX Missing WVOE within 10 days of the Note date. 10/23/2020: Missing documentation to evidence a verbal verification of employment was completed for the co-borrower within 10 days of the note date.
COMMENTS: 10/27/20 VVOE for borrower co-borrower is dated XXX Note is dated XXX

2) Missing additional consecutive asset statement for the borrower's account with XXX deferred comp in order to verify assets to close and reserves. The file only contain a statement reflecting activity from XXX to XXX
COMMENTS: Documentation received fulfills the condition.

3) Missing documentation to evidence a verbal verification of employment was completed for the co-borrower within 10 days of the Note date
COMMENTS: 10/22/2020 Per XXX COVID-19 updates a written VOE is acceptable in lieu of the VVOE. Written VVOE provided for co-borrower ***** 10/22/2020: The documentation provided does not fulfill the condition. A verbal verification of employment completed within 10 days of the Note date for the borrower and for the co-borrower are needed.

4) Missing documentation to evidence the monthly hazard, property tax and HOA dues (if applicable) for the properties located at XXX and XXX. Subject to recalculation of the debt to income calculation upon receipt.
COMMENTS: 10/22/2020: the documentation submitted fulfills the condition.	COMPENSATING FACTORS:

1.The borrower FICO score is XXX The minimum required FICO score is 680.

2. The borrowers have XXX months of verified reserves. The minimum required number of months of verified reserves is 6 months.

										3. The mortgage payment history is 0x30 for the last 24 months.	10/15/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	169818033	XXX	1) The loan contains errors within one or more TRID disclosure. Closing Disclosure (CD) in file Issued XXX is missing the payee name for the "Desk Review" fee on line 03. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting all payee names.
COMMENTS: 11/07/2020 Received PC CD dated XXX reflecting Payee for Desk Review.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been XXX for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	11/2/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	403596249	XXX	1) The Mortgage is missing the legal description attached as Exhibit A. Mortgage in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 4, however, Exhibit A is missing. Need full copy of Mortgage inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 09/10/2020 Received Full Copy of Mortgage inclusive of Legal Description.

2) Missing evidence that sale proceeds from departing residence located at XXX were deposited into borrowers bank account. (Not included in DTI)
COMMENTS: ***9/15/2020*** sufficient documentation received

3) Missing source of Earnest Money Deposit in the amount of $XXX ck XXX dated XXX and $XXX ck XXX dated XXX and evidence of clearance.
COMMENTS: 9/14/2020 Evidence of EMD checks clearing borrower's account provided

4) Missing borrowers signature on 2019/2018 1040s provided in file.
COMMENTS: 9/24/2020 Sufficient documentation received

5) Missing evidence that the following EMD's provided in file were used for down payment and applied towards purchase as Final Closing Disclosure only shows EMD total of $XXX: $XXX, on XXX deposits of 4 in the amount of $XXX, and $XXX deposits of 3 in the amount of $XXX on XXX
COMMENTS: *** 9/24/2020 Sufficient documentation received **** 9/15/2020 the documentation provided does not support the the EMD of $XXX	Compensating Factors:

FICO XXX XXX points greater than 680 program minimum
DTI XXX XXX lower than 43% program minimum
XX months reserves, XXX months greater than 6 months program minimum
										Good mortgage payment history with 0x30x12 since inception of XXX	9/9/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	717450177	XXX	1) Missing documentation of legal residency for co-borrower; application shows co-borrower is a permanent resident.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/30/2020 Received proof Appraisal was eDisclosed to borrower XXX

3) Missing the following required Federal and/or State Disclosures: TX Notice of Penalties for Making False or Misleading Statement.
COMMENTS: 09/30/2020 Received Notice of Penalties for Making False or Misleading Written Statement.

4) Missing XXX or XXX Report ran prior to Closing.
COMMENTS: 09/30/2020 Received Lender's Compliance Test Results dated XXX

5) Missing documentation to evidence the borrower most recent 12 month rental rating for the current primary residence
COMMENTS: 9/30/2020 Sufficient doucmentation received

6) Missing title supplement with the correct loan amount of $XXX
COMMENTS: 9/30/2020 Sufficient documentation received

7) Missing signed explanation for the credit inquiry with XXX on XXX from the borrower.
COMMENTS: 10/1/2020 Sufficient documentation received	Compensating Factors:
1. FICO of XXX XXX points greater than 740 program minimum
2. DIT of XXX XXX lower than 38% program maximum
3. Good mortgage payment history with 0x30x12
										4. XX months reserves; XX months greater than 12 month program minimum	9/25/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	469561269	XXX	1) The Preliminary Report in file dated XXX reflects the vesting as "XXX," however, the Deed of Trust in file dated XXX reflects the vesting as "XXX."
COMMENTS: 10/21/2020 Received Grant Deed and confirmed Vesting inclusive of XXX

2) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/22/2020 Received Lender's Wire Instructions.

3) Missing completed VVOEs for both borrowers. VVOEs provided were not signed.
COMMENTS: 10/21/2020 Sufficient documentation provided. Documentation provided does not fulfill the exception. The updated VVOEs must be signed.

4) Missing consecutive months XXX, Inc 401K statements. The XXX printout is not consecutive to the XXX statement.
COMMENTS: 10/21/2020 sufficient documentation provided to clear condition

5) Missing documentation showing borrower's access to funds in the XXX 401K account.
COMMENTS: Documentation submitted fullfils condition.

6) Missing documentation of co-borrower's child support obligation as shown on the paystub deductions.
COMMENTS: 10/23/2020: Documentation submitted fulfills condition.	1) The loan contains errors within one or more TRID disclosure. The Closing Disclosure (CD) in file dated XXX reflects the "E-Doc Fee" and the "Tax Service" fee in Section B "Services Borrower Did Not Shop For" as paid to the Lender, resulting in the below Secondary Market Exception and Loan Condition.Secondary Market Exceptions and Loan ConditionsThis loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker.
								COMMENTS: 10/21/2020 Received PC CD dated XXX reflecting payees as "Other" for E-Doc Fee and Tax Service Fee.			9/22/2020	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	696568416	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/17/2020 Received Lender's Warehouse Wire Inst.

2) Missing the following required Federal and/or State Disclosures: Electronic Consent/eSign Form completed prior to earliest esign event for both borrowers, Privacy Policy, and VA Tangible Net Benefit Worksheet.
COMMENTS: 12/30/2020 Received Privacy Policy.

//UPDATE: 12/29/2020 Received VA Tangible Net Benefit Worksheet, however, STILL MISSING Privacy Policy.

//UPDATE: 12/08/2020 Received XXX Report reflecting eConsents, however, STILL MISSING Privacy Policy, and Virginia Tangible Net Benefit Worksheet.

3) Loan approval is subject to satisfactory appraisal review. Subject to further underwriting. Additional conditions may apply.Missing required appraisal CDA for the lower of the 2 appraisal values.
COMMENTS: 12/21/20 Received CDA for the lower value

4) Missing signed and dated 2019 and 2018 1065 and 1040 tax returns by XXX.

5) Missing signed and dated XXX and XXX profit and loss and balance sheet statement by XXX

6) Missing documentation to evidence an attorney's opinion letter or a lender legal attestation (signed by an officer of the company or legal Counsel) stating the trust meets Secondary Marketing Requirements as set forth by XXX or XXX and any applicable state requirement was provided. The Note and Deed of Trust reflected the loan was signed into trust.
COMMENTS: 12/28/20 Received attorney opinion letter

7) Missing final 1008, 1003 and AUS Findings/DU Approval to match final loan terms for loan amt, LTV/CLTV/HLTV, interest rate and product type. 1008 and AUS do not reflect the correct appraised value.
COMMENTS: rec'd

8) The loan is now aged > 60 days with a Note date of xxx Please provide a delay LOX and acceptable payment history. //UPDATE 01/13/2021 Received signed 2019 1065, missing letter of explanation for delay and acceptable payment history //UPDATE 01/14/2021 Received letter of explanation however missing acceptable payment history
COMMENTS: 01/15/2021 Received leter of explanation and payment history	1) Added 01/19/2021: The loan amount of $XXX exceeds the maximum of $1, 000,000 per program guidelines for a construction to permanent transaction, and thus, making the loan ineligible.
COMMENTS: 01/21/2021 XXX made the exception

2) Added 01/19/2021: The loan will be XXX days old as of XXX with Note date of XXX An appraisal update is required if loan is not purchased by that date.
									COMMENTS: 01/21/2021 ok to waive per XXX		11/10/2020	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG3	EG1
3/15/2021	XXX	XXX	988100533	XXX	1) Missing Updated Title Report. Prelim in file expired xxx Note date is xxx //UPDATE 01/19/2021 Received prelim with date hand corrected, missing updated preliminary title report
COMMENTS: 01/21/2021 Received updated title

2) Loan is now aged >60 days. Please provide current subject payment history.
COMMENTS: 02/11/2021 Received payment history	1) Missing YTD P&L and Balance sheet for the borrowers Schedule "C" business reflected on the 2018 and 2019 personal tax returns. Guidelines require both, including Sole Proprietorships, whether or not the business income is begin considered for qualification purposes.
COMMENTS: 2/8: Client elected to waive based on compensating factors.
									1/26/2021 File referred to XXX per lender request	Compensating Factors: 1. Low DTI at XXX 2. Excellent Fico Score of XX 3. XXX months PITI reserves	1/5/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	470064401	XXX			1) Missing 3rd party verification of self-employment, YTD P&L and Balance sheet for borrower's schedule "C" self-employment. Income not used to qualify, however, per guidelines, documentation required regardless if income used to qualify.				12/22/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	693549418	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 10/02/2020 Received proof Appraisal was emailed to borrower XXX

2) Missing updated hazard/homeowners insurance policy with XXX listed as loss payee with one year's paid receipt. Coverage must be greater than or equal to $XXX. Current policy is insufficient due to coverage is $XXX. Debt-to-income ratio subject to recalculation.
COMMENTS: 10/2/2020 The client has advised this is sufficient documentation to clear the condition and the shortage of coverage is not significant to made any impact

3) Missing final closing statement for sale of XXX for assets used in qualifying.
COMMENTS: Received HUD-1 proof of sale

4) Missing W2 transcripts for 2018 and 2019 for both borrower and co-borrower.
COMMENTS: 10/7/2020 Sufficient documentation received

5) Missing documentation to evidence the Final AUS was provided matching the final loan terms reflected on the 1008
COMMENTS: 10/01/2020 - Received AUS	Compensating Factors:

1. XXX credit score; XX points above program minimum credit score of 700
2. Mortgage history is 0x30 for 12 months
3. No public records
4. XXX months reserves; XXX months greater than 6 month program minimum
5. Borrower has been employed for the last XXX years
										6. DTI ratio of XXX XXX less than 43% program maximum	9/30/2020	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	144455658	XXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Borrower's Closing Disclosure in file.
COMMENTS: //UPODATE: 11/06/2020 Received an email from Nathan at XXX that he is accepting the Borrower's CD reflecting Seller Paid Fees.

//UPDATE: 11/04/2020 Received a Settlement Agent Closing Disclosure Notice signed by Settlement Agent reflecting a CD was provided to the Seller, however, NEED Seller's acknowledgement/approval of the Seller Paid Fees as reflected on the Borrower's CD.

//UPDATE: 11/02/2020 Received borrower's CD attached to this condition. WHAT IS NEEDED is the Seller's CD or Final Settlement Statement which should be able to be obtained from the Closing/Settlement Agent.

2) This loan failed TRID zero fee tolerance. On the revised Loan Estimate (LE) in file Issued XXX the "Points" were added and a Reason for Redisclosure was unable to be applied as the corresponding Changed Circumstance in file dated XXX is invalid. Changed Circumstance does not reflect the Details of Change to constitute a valid COC for the fee addition, resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 11/12/2020 Received an encrypted email from XXX that Points were added upon Rate Lock as rate dependent fees on XXX Points charged appear to be less than pricing on Rate Lock Confirmation so condition was cleared as COC can be acceptable reflecting Rate Lock.

//UPDATE: 11/06/2020 With the COC only reflecting "Rate Lock", we then would refer to the Lock Confirmation Forms in file to determine the "Pricing". In this case, the Lock Confirmation Forms appear to reflect a Net Price of XXX which translates to a charge to borrower of XXX% and the CD reflects Points of XXX%. Need either COC detailing the fee increases/additions or accurate Pricing breakdown.

							//UPDATE: 11/04/2020 Received the same COC already in file. COC does not specify Rate Dependent Fees were added and the Lock Confirmstions in file do not correspond with the XXX% Discount Points charged. Condition remains as is.				10/28/2020	Primary Residence	AZ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	771866253	XXX	1) Missing Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/06/2020 Received Lender's Wire Instructions.

2) Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 10/06/2020 Received eConsent dated 10/20/2019	COMPENSATING FACTORS:

1. The borrower has a middle FICO score of XXX This score is XXX points above the minimum required score of 680.

2. This transaction has a back end debt-to-income ratio of XXX This ratio is XX below the maximum allowed debt-to-income ratio of 43%.

3. The loan-to-value for this transaction is XXX This is XXX below the maximum allowed loan-to-value ratio of 80%.

										4. The borrower has XXX months of liquid reserves. This exceeds the minimum required reserves of 6 months by XXX months.	10/1/2020	Primary Residence	UT	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	904274101	XXX	1) Missing the following required Federal and/or State Disclosures: NV Anti-Coercion Insurance Disclosure.
COMMENTS: 10/23/2020 Lender advises Disclosure not required. Can use the Homeowner's Insurance language on page 3 of Loan Estimate.

2) Missing Written List of Service Providers with proof issued within 3 business days of application. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 10/20/2020 Received Services You Can Shop For dated XXX

3) Missing Grant Deed to confirm Vesting on Deed of Trust/Mortgage in file. Unable to confirm accurate vesting.
COMMENTS: 10/21/2020 Received full copy of Deed of Trust with a Clear Page 1.

//UPDATE: 10/20/2020 Received Grant Deed, however, both copies of Recorded Deed of Trust in file include a folded Page 1 and Vesting is covered. Unable to confirm Vesting. Need full copy of Deed of Trust inclusive of clear/full copy of Page 1 of 16.

4) Missing documentation to evidence the borrower most recent 24 month mortgage rating for the borrower residence located at XXX maximum 0x30x24
COMMENTS: 10/23/2020: Documentation submitted fulfills condition. Final settlement statement for sale of XXX shows no payoff to any mortgage lien holder or tax agency. Mortgage payment history not available for Free & Clear properties.

5) Missing the borrower pension/award letter for the borrower's XXX pension. Subject to review and recalculation upon receipt.
COMMENTS: 10/21/2020 Award letter for the borrower XXX pension received

6) Missing documentation to evidence the borrower is currently living rent free at the property located at XXX
COMMENTS: 11/02/20 Received letter regarding living rent free

7) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 10/20/2020 Received proof Appraisal was eDisclosed to borrower XXX

8) Missing a letter of explanation for the large deposit of $XXX into the borrower account with XXX Bank XXX

							9) Missing the Final HUD-1/Closing Disclosure for the sale of the borrower's property located at XXX. Subject to review of assets and reserves upon receipt.				10/15/2020	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	892727059	XXX	1) Federal TILAThis loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR 1026.23(h) , transferred from 12 CFR226.23(h) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than $XXX. Total understated amount -$XXX
COMMENTS: 11/19/2020 Received Lender's Concessions sheet. Entered into CE and received a Pass result for TILA FInance Charges.

2) This loan failed TRID zero fee tolerance. Appraisal Fee increased on Loan Estimate dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is notsufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX
COMMENTS: 11/19/2020 Received COC and LE dated XXX not previously provided. Entered into CE and received a Pass result for Reimbursement Testing.

3) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 11/19/2020 Received Electronic Appraisal Delivery reflecting emailed to borrower XXX

4) Missing revised Loan Estimate dated XXX as referenced on the XXX Change of Circumstance, subject to regulatory compliance check.
COMMENTS: 11/19/2020 Received COC and re-disclosed LE dated XXX	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Co-borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	11/17/2020	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	457375951	XXX	1) This loan failed TRID timing of disclosures. The revised Loan Estimate (LE) Issued XXX reflects a delivery date of XXX which is less than seven business days before the consummation date, resulting in the below TRID timing violation.Revised Loan Estimate Timing Requirements - XXX - 3This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: (12 CFR 1026.19(e)(4)(ii))The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date.The creditor shall not provide a revised version of the disclosures required under 1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under 1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under 1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required 1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.
COMMENTS: 09/15/2020 Received proof borrower viewed LE on XXX Entered into CE and received a Pass result for this test.

2) This loan failed TRID timing of disclosures. The initial Closing Disclosure (CD) Issued XXX reflects a delivery date of XXX which is less than six business days before the consummation date, resulting in the below TRID timing violation.Initial Closing Disclosure Timing Requirements - XXXThis loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR 1026.19(f)(1)(ii))The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph 1026.19(f)(1)(i) no later than three business days before consummation.
COMMENTS: 09/15/2020 Received proof borrower viewed CD on XXX Entered into CE and received a Pass result for this test.

3) This loan failed TRID zero fee tolerance. The revised Loan Estimate (LE) Issued XXX reflects a delivery date of XXX which is less than seven business days before the consummation date, rendering the Change of Circumstance as invalid and unable to reset tolerances, resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 09/15/2020 Received proof LE was viewed by borrower XXX Entered into CE and received a Pass result for all tolerance testing.

4) The file is missing the XXX or XXX Report ran prior to Closing.
COMMENTS: 09/15/2020 Received Compliance Test Results as of XXX

5) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 10/01/2020 Received Proof Appraisal was emailed to borrowers XXX

6) Missing documentation to evidence the EMD of $XXX reflected on the Final Closing disclosure cleared the borrower's account.
COMMENTS: ***9/15/2020*** sufficient documentation received

7) Missing the borrower's 2018 and 2019 W-2 tax transcripts.
COMMENTS: *******9/25/2020*** Received W2 tax transcripts **** *9/15/2020*** Received duplicate W2 statements. Missing W2 Transcripts

8) Missing two months most recent bank statements to source XXX account to evidence it belongs to borrower as ten large deposits of $XXX went into the borrower's XXXX acct XXX on XXX Subject to additional conditions upon review.
COMMENTS: 10/01 - Deposits verified with bank statements

9) Missing source of counter credit of $XXXX into borrower's XXX money market account XXX on XXX Subject to additional conditions upon document review.
COMMENTS: **9/15/2020*** Sufficient documentation received****

							10) Missing signed acceptable letter of explanation regarding borrower living rent free for the last 2 years, with details as to previous residence and time frame.			Compensating Factors 1. XXX FICO is XXX points greater than the program minimum of 680 2. No Public Records 3. The borrower has been is the same profession for XXX years	9/14/2020	Primary Residence	TN	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	244262327	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 10/13/2020 Received proof Appraisal was eDisclosed to borrower XXX

2) Missing the following required Federal and/or State Disclosures: Domestic Partnership Addendum to Uniform Residential Loan Application and WA Disclosure Receipt.
COMMENTS: 10/12/2020 Borrower is married so Domestic Partnership Addendum not required and unable to determine Lender Licensing for requirement of WA Disclosure Receipt.

3) Missing updated hazard/homeowners insurance policy with XXX Financial listed as loss payee with one year's paid receipt. Coverage must be greater than or equal to $XXX. Current policy is insufficient due to coverage is $XXX including XXX% extended coverage. Debt-to-income ratio subject to recalculation.	1) Client approved exception in the file. Client approved exception to allow a principle curtailment when principle curtailment is not allowed per program guidelines. COMPENSATING FACTORS:1. The borrower has a FICO score of XXX. The minimum required FICO score is 700.2.The loan-to-value for this transaction is XXX%. The maximum allowed loan-to-value is 80%.3.The minimum number of months of reserves of PITI is 6 months. the borrower has XXX monthsThe following underwriting conditions were not satisfied prior to the loan closing: A Principal Curtailment to Consumer in the amount of $XXX appeared on page 3 of the final CD signed and dated by the borrowers on XXX This is a violation of the XXX Investments Jumbo Underwriting Guidelines dated 12/20/2019.
COMMENTS: 10/13: The principal curtailment was not necessary as XXX Jumbo guidelines allow up to 1% cash back to the borrower. Nevertheless, the seller may request an exception if they wish.	COMPENSATING FACTORS:

1. The borrower has a FICO score of XXX The minimum required FICO score is 700.

2.The loan-to-value for this transaction is XXX The maximum allowed loan-to-value is 80%.

										3.The minimum number of months of reserves of PITI is 6 months. the borrower has XXX months.	10/9/2020	Primary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	581107196	XXX	1) Missing 1004D - Subject to completion per plans and specifications.
COMMENTS: 10/28/20 Received 1004D reflecting work has been completed.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/28/2020 Received Lender's Wire Instructions.

3) Missing the following Federal and/or State specific disclosures: Notice to Home Loan Applicant (Credit Score Disclosure) for both borrowers and WA Interest Rate Lock Agreement.
COMMENTS: 11/02/2020 Received Credit Score for borrower and Rate Lock Agreement.

//UPDATE: 10/28/2020 STILL MISSING Credit Score Disclosure for Borrower and WA Interest Rate Lock Agreement. Only received Credit Score Disclosure for Co-Borrower

4) Missing evidence in file that an OFAC was performed to ensure compliance with Section 326 of the USA Patriot Act.
COMMENTS: 11/02/20 Received fraud research tool (XXX fraud manager) reflects OFAC was preformed.

5) Missing credit report from file. File only contains a gap summary. Unable to determine amount of total liabilities, final debt-to-income ratio percentage, FICO scores, number of tradelines, bankruptcy or foreclosure information, public records and OFAC search.
COMMENTS: 11/5/2020 Valid credit report received

6) Missing source documentation and verification of the initial down payment of $XXX
COMMENTS: 11/4/2020 deducted EMD from assets

7) Missing clarification from appraiser. Per appraisal report, subject is a new construction, year built 2020, and is not condo conversion. However, page 3 of the report states that the "subject is being remodelled from old building to new condo..."
COMMENTS: 11/09/20 Received updated appraisal. Page 3 does not reflect comments.

8) Missing Certificate of Occupancy.
COMMENTS: 11/09/20 Cleared with email confirming that a certificate of occupancy is not required for new construction. We did receive the certificate of completion and an online printout from seattle.gov reflecting building file states Final OK. Email from XXX in 3rd party	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 720
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	10/22/2020	Primary Residence	WA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
3/15/2021	XXX	XXX	232021515	XXX	1) Missing wiring instructions for subject loan purchase by XXX. COMMENTS: 12/15/2020 Received Lender's Wire Instructions.	1) The loan contains errors within one or more TRID disclosure. Closing Disclosure (CD) in file Issued XXX is missing the payee name for the "Desk Review" fee on line 03. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting all payee names.
COMMENTS: 12/18/2020 Received Borrower Letter dated XXX

//UPDATE: 12/16/2020 Received PC CD with payee name dated XXX however, Borrower Letter received is dated XXX NEED Borrower Letter dated as of PC CD.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. No public records
4. XXX months reserves; XXX months greater than 6 month program minimum
5. Borrower has been XXX for the last XXX years
										6. DTI ratio of XXX XXX less than 43% program maximum	12/11/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	993009727	XXX	1) Mortgage loan with XXX XXX reflects the loan was modified however does not reflect when the loan was modified.
COMMENTS: 11/12/2020 Modification agreement received. Documentation dated XXX and meet guideline requirement

2) HELOC with XXX Bank XXX missing signed letter to close account //UPDATE 11/12/20 Received closed out letter however the account number on the letter does not match the credit report or the payoff demand
COMMENTS: 11/13/2020 sufficient documentation received //UPDATE 11/12/20 Received closed out letter however the account number on the letter does not match the credit report or the payoff demand

3) This loan failed TRID zero fee tolerance. Missing proof of receipt for revised Closing Disclosure (CD) in file Issued XXX renders the Disclosure Change Summary as invalid and unable to reset tolerances, resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 11/12/2020 Received Closing Disclosure eSigned XXX Entered into CE and received a Pass result for Reimbursement Testing.

4) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 11/12/2020 Received screen shot of Report Delivery to borrower dated XXX

5) Missing title supplement with the correct loan amount of $XXX and removing item #7 XXX, Inc financing.
COMMENTS: 11/16/2020 Sufficient documentation received

6) Missing documentation of property taxes and HOI for the XXX... property.
COMMENTS: 11/16/2020 Sufficient documentation received

7) Missing signed and dated 2019 1040 returns by the borrower.
COMMENTS: 11/16/2020 Sufficient documentation received

8) Missing 2019 K-1 from the borrower's XX business.
COMMENTS: 11/16/2020 Sufficient documentation received

9) Missing 12 months business bank statements showing the following accounts are paid through the business: XXX XXX and XXX XXX
COMMENTS: 11/16/2020 sufficient documentation received

10) Missing documentation to evidence the final AUS matching the loan terms reflected on the 1008. The file does not contain the final AUS
COMMENTS: 11/16/2020 Sufficient documentation received

11) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
							COMMENTS: Rec'd inspection report				11/7/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
3/15/2021	XXX	XXX	156735069	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender. COMMENTS: 10/27/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.	COMPENSATING FACTORS:

1. The FICO score for the borrower is XXX The minimum required FICO is 680.

2. The mortgage payment history for the borrower is 0 x 30 for 48 months.

										3. The loan-to-value ratio for this loan is XXX The maximum allowable loan-to-value ratio is 80%.	10/23/2020	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	605753163	XXX	1) //UPDATE: 10/02/2020 Received the Title Company's Wire Instructions. WHAT IS NEEDED is the Lender's Wire Instructions for loan purchase by XXX.Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/13/2020 Received Wire Instructions for XXX, Inc. dba XXX

//UPDATE: 10/02/2020 Received the Title Company's Wire Instructions. WHAT IS NEEDED is the Lender's Wire Instructions for loan purchase by XXX.

2) Missing the rental history for borrowers. An acceptable VOR or cancelled checks for 24 months is required. Borrowers are First Time Home Buyers.

3) Missing SSN verification for David.
COMMENTS: 10/2/2020 Sufficient doucmentation received

4) Missing documentation showing borrower's access to funds in the following 401K accounts: XXX 401K for XXX and XXX 401K for XXX	Compensating factors:
1. FICO of XXX XXX points greater than 740 program minimum
2. DIT of XXX XXX lower than 38 program maximum
										3. XXX months reserves; XXX months greater than 12 month program minimum	9/21/2020	Primary Residence	OR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	844934216	XXX	1) Missing a current payoff statement for the borrower account with XXX Bank XXX to verify amount reflected on Final CD is sufficient to payoff account.
COMMENTS: 11/13/20 Received demand, CD now reflects a slight over payment

2) Missing a current payoff statement for the borrower account with XXX Bank XXX to verify amount reflected on Final CD is sufficient to payoff account.
COMMENTS: 11/13/20 Received demand, CD now reflects a slight overpayment

3) Missing the borrower's paystub reflecting year to date income dated within 60 days of the Note date. The most recent paystub for the borrower is dated XXX and the note date is dated XXX
COMMENTS: 10/30/20 Received paystub dated XXX

4) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 10/29/2020 Received Lender's Wire Instructions.

10/21/2020 Received Wire Instructions for the Title Company. WHAT IS NEEDED is the Lender's Wire Instructions for XXX to purchase the loan from Lender.	COMPENSATING FACTORS:

1. Borrower has a FICO score of XXX The minimum required FICO score is 720.

2. The borrower has XXX months of reserves. The minimum required number of months of reserves is 12 months.

										3. The borrower has a debt-to-income ratio of XXX The maximum allowed debt-to-income ratio is 43%.	10/16/2020	Primary Residence	OR	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	886164327	XXX	1) Missing the following required Federal and/or State Disclosures: TX Mortgage Banker Disclosure.
COMMENTS: 10/19/2020 Disclosure only Only applies to creditors who hold a mortage banker license in TX. Lender is a State Chartered Bank & Trust.

2) Missing the co-borrower's 2018 and 2018 W-2 for their employment with XXX
COMMENTS: 10/28/2020 Sufficient documentation received

3) Missing documentation to evidence the borrowers monthly obligation for their accounts with XXX /XXX Bank account ending XXX and XXX account ending XXX The Credit Report dated XXX reflects a zero balance but the 1003 loan application dated XXX reflects a balance and monthly payment.
COMMENTS: 10/23/20 Located the soft pull labeled as credit card comparision

4) Missing the borrower's 2019 W2s for XXX	Compensating Factors:

FICO XXX XXX Points Higher than 680 minimum required by guidelines
DTI XXX , XXX lower than the 43% maximum requirement by guidelines.
Good mortgage history 0x30x12 since the inception of mortgage XXX
										No Public Records	10/13/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	112037809	XXX	1) Missing updated hazard/homeowners insurance policy. Coverage must be greater than or equal to the replacement cost of $XXX (per appraisal) or the full loan amount of $XXX. Current policy is insufficient due to coverage is $XXX. Debt-to-income ratio subject to recalculation. //UPDATE 12/18/20 the appraisal reflects the cost new is $XXX. Missing Replacement Cost Estimator. The coverage amount is insufficient
COMMENTS: 12/29/20 Received RCE

2) Missing evidence in file that an OFAC was performed to ensure compliance with Section 326 of the USA Patriot Act. Data Verify report and credit report are both missing OFAC Search
COMMENTS: 12/29/20 Received OFAC report from the drive report that was already in the file

3) Missing IRS tax transcript for 2019 and 2018. //UPDATE 12/29/20 If a borrower qualified exclusively with base employment income, and no additional income reported on the tax returns is used for qualification, the transcripts will not be required. Bonus income was used in the qualifications therefore transcripts will be required
COMMENTS: UPDATE 2/2/21: Rec'd 2018 tax transcripts. Seller applying COVID overlay and will provide 2019 tax transcripts post-purchase.
//UPDATE 12/29/20 If a borrower qualified exclusively with base employement income, and no additional income reqported on the tax returns is used for qualificiation, the transcripts will not be required. Bonus income was used in the qualifications therefore transcripts will be required

4) Missing 2019/2018 W2s
COMMENTS: 12/11/20 Received 2018/2019 W2s

5) Missing source of $XXX transfer deposit XXX to XXX account XXX
COMMENTS: backed out amount from assets

6) Missing XXX, XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 12/11/2020 Received XXX report.

7) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 12/11/2020 Received screen shot reflecting Appraisal delivered to borrower XXX

8) Missing Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 12/11/2020 Received Warranty Deed and confirmed Vesting and Legal.

9) The loan is aged > 60 days with a Note date of XXX Missing delay LOX and acceptable payment history.
COMMENTS: 12/14/20 Received payment history and letter of explanation

10) This loan is aged >120 days from the date of closing. Please provide a 1004D recertification of value as required per guidelines.
COMMENTS: 02/17/2021 Received 1004D supporting value

11) The loan is aged >120 days and the payment history shows due for 1/1/2020. Please provide updated current payment history for subject loan.
							COMMENTS: 02/12/2021 Received payment history			Compensating Factors: 1) FICO is XXX and minimum required is 740 2) Borrower has XXX months in reserves and minimum required is 12 months 3) XXX years with current employer	12/4/2020	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
3/15/2021	XXX	XXX	720369220	XXX	1) Missing copy of signed 1040 personal tax returns. Three years taxes were provided. Missing signature pages dated prior to date of consummation.
							COMMENTS: 01/25/2021 Received signed returns for 2017, 2018 and 2019			Compensating Factors: FICO XXX XXX points > 740 program minimum DTI XXX XXX less than 43% maximum LTV/CLTV XXX XXX < 70% program maximum Good job history and mortgage history.	1/19/2021	Secondary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	315941188	XXX	1) Missing Wire Instructions for XXX Purchase from Lender .
COMMENTS: 10/06/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing the following required Federal and/or State Disclosures: NC Freedom to Choose/Anti Coercion Disclosure.
COMMENTS: 10/07/2020 Received NC Credit Property Insurance Disclosure which includes Anti Coercion language.

3) Missing the Final AUS which matches the final loan terms reflected on the final 1008 loan transmittal summary
COMMENTS: 10/9/2020 Suffiicient documentation received	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been XXX for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	10/2/2020	Primary Residence	NC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	765160489	XXX	1) Missing the borrower's 1040 tax return transcripts for 2018 and 2019. COMMENTS: Seller opting for COVID overlay	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. No public records
3. XXX months reserves; XXX months greater than 6 month program minimum
4. Borrower has been employed for the last XXX years
										5. DTI ratio of XXX XXX less than 43% program maximum	9/30/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	416840526	XXX	1) Missing XXX or XXX Report ran prior to closing.
COMMENTS: 09/30/2020 Received Lender's Compliance Test Results dated 09/09/2020

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 09/30/2020 Received proof Appraisal was eDisclosed to borrower XXX

3) Missing CPA letter or business license verifying the borrower's business is active and operational. VVOE provided was not supported by an independent third party source.
COMMENTS: 9/30/2020 sufficient documentation received

4) Missing signed 2019 and 2018 1040 and 1120S tax returns by the borrower.
COMMENTS: 10/9/2020 Sufficient documntation received

5) Copy of the XXX XXX account statement showing payment terms.
COMMENTS: 9/30/2020 Sufficient documentation received

							6) Missing an attorney's opinion letter or a lender's attestation (signed by an officer of the company or legal counsel) stating the trust meets secondary marketing requirements set forth by XXX or XXX and any applicable state requirements must be provided.				9/25/2020	Primary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	242610035	XXX	1) The mortgage is missing the legal description attached as Exhibit A. The Mortgage reflects "See attached Schedule A", however, the Schedule A Legal Description is not attached. Need full copy of Mortgage inclusive of Legal Description.
COMMENTS: 01/12/2021 Received full copy of Mortgage inclusive of Legal Description.

2) Missing documentation to evidence an interior and exterior inspection of the subject property was completed The subject property is located in a FEMA declared disaster area.
COMMENTS: 01/13/2021 Looked up this address. No individual assistance on the website.

3) Missing documentation to evidence an updated Title supplement was provided reflecting the correct loan amount and proposed insured was provided. The Prelim in the file does not reflect the correct loan amount.
COMMENTS: 01/13/2021 Received title reflecting the correct loan amount	1) Missing complete Lender's equivalent Compliance Testing results ran prior to Closing. COMMENTS: Not a material requirement per Client.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	1/4/2021	Primary Residence	NJ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG1
3/15/2021	XXX	XXX	153269781	XXX	1) Missing Grant Deed to confirm Vesting on Deed of Trust in file.
COMMENTS: 10/27/2020 Received Statutory Warranty Deed and confirmed Vesting and Legal.

2) Missing Verification of Rent for past 24 months for borrower's current residence at XXX.. . Any of the following documents are acceptable: institutional VOR; letter and rating from a property management company; copies of canceled checks (front and back); or a credit supplement for a rental rating. Third-party verification or copies of cancelled checks are required for private party verification. //UDPATE 10/27/20 Received VOR reflecting rent payment amount is $XXX however both initial and final 1003 reflect the rental payment is $XXX, missing explanation for the difference. Bank stmt XXX XXX reflects payments of $XXX for rent.
COMMENTS: 11/4: Rec'd explanation; VOR is in file
//UDPATE 10/27/20 Received VOR reflecting rent payment amount is $XXX however both initial and final 1003 reflect the rental payment is $XXX, missing explanation for the difference. Bank stmt XXX XXX reflects payments of $XXX for rent.

3) Missing documentation to evidence that the subject property has sufficient hazard insurance coverage. The policy in the file reflects coverage in the amount of $XXX but the appraisal indicates the cost to rebuild totals $XXX. Subject to review upon receipt.
COMMENTS: 10/16/2020 Received Estimated cost to rebuild. Hazard policy coverage is sufficient

4) Missing a signed and dated 2018 1040 tax returns for the co-borrower XXX. The loan file contains the 2018 signature page that was signed by the co-borrower but it was not dated.
COMMENTS: 10/26/20 Not using the co-borrowers income.

5) Missing the Final HUD-1 or closing statement to evidence the property located at XXX has been sold. Subject to recalculation of debt to income ratio.

6) Added 11/05/2020: The loan contains errors within one or more TRID disclosure. Missing Seller's Final Closing Disclosure or Final Settlement Statement to confirm Seller Paid Fees on Borrower's Closing Disclosure. Condition added upon further review for purchase by XXX.
							COMMENTS: 11/06/2020 Received Seller's Final Settlement Statement				10/1/2020	Primary Residence	OR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	390002643	XXX	1) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 11/16/20 Received evidence of EMD

2) Missing the following updated bank statements for asset verification: XXX 401k account and XXX account ending XXX Bank statements provided have expired.
COMMENTS: 11/17/20 Received updated statements for both accounts.

3) Missing proof of liquidation of assets from borrowers stock or retirement accounts to cover cash required short to close of $XXX.
COMMENTS: 11/17/20 updated XXX XXX was provided reflecting the funds were liquidated from the stock/retirement accounts

4) Missing updated most recent paystub for co-borrower XXX as copy in file has expired.
COMMENTS: 11/27/20 Received updated paystub	1) The loan contains errors within one or more TRID disclosure. Closing Disclosure (CD) in file Issued XXX is missing the payee name for the "Desk Review" fee on line 03. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting all payee names.
COMMENTS: 11/16/2020 Received PC CD dated XXX reflecting Desk Review payable to XXX. No other material changes.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. Mortgage history is 0x30 for 12 months
3. No public records
4. XXX months reserves; XXX months greater than 6 month program minimum
5. Borrower has been employed for the last XXX years
										6. DTI ratio of XXX XXX less than 43% program maximum	11/10/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	120007999	XXX	1) Missing XXX, XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing. File contains an HPML Test for Regulation Z only.
COMMENTS: 10/19/2020 Received 4 different Lender Testing documents.

10/15/2020 Received Lender's QM Findings. What is needed is a full Compliance Testing result, including but not limited to, TILA, HPML, HOEPA and QM.

2) Missing a letter of explanation for the borrower current residence and rental rating for the property at XXX. The 1003 indicates the borrower is currently renting this property.

3) Hazard effective XXX loan closed XXX Missing evidence of insurance coverage effective at the time of loan closing. //UPDATE 11/05/20 Received policy effective XXX however it does not reflect replacement cost. Missing policy that reflects replacement cost or replacement cost estimator.
COMMENTS: //Rec'd with additional coverage.
//UPDATE 11/05/20 Received policy effective XXX however it does not reflect replacement cost. Missing policy that reflects replacement cost or replacement cost estimator.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. No public records
3. XXX months reserves; XXX months greater than 6 month program minimum
4. Borrower has been employed for the last XXX years
										5. DTI ratio of XXX XXX less than 43% program maximum	10/7/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	720028509	XXX	1) Missing evidence of tax, insurance and HOA payments to calculate PITIA on the following property: XXX. Subject to recalculation of reserves.
COMMENTS: Documentation submitted satisfies condition.

2) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency.
COMMENTS: Documentation submitted does not verify borrower has ownership interest in XXX

3) Missing the borrower's year to date profit and loss statement and balance sheet for the XXX
COMMENTS: Documentation submitted satisfies condition.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been XXX for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	10/1/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	865351299	XXX	1) Missing updated credit report as the report in file has expired. //UPDATE 12/03/20 Received credit report however it does not reflect FICO scores
COMMENTS: //UPDATE 12/03/20 Received credit report however it does not reflect FICO scores

2) Missing title supplement showing a complete 24 month chain of title. Chain in the report only shows 6 months.

3) Missing signed 2019 1040 returns by both borrowers.
COMMENTS: Rec'd

4) Missing verbal verification of employment dated within 10 days of Note for borrower XXX

							5) Missing verbal verification of employment dated 10 days of Note date for co-borrower XXX			Compensating Factors: 1) Fico score of XXX 2) XXX months reserve which exceed the 6 months required by XXX months; 3) DTI of XXX which is XXX points less that the 43% maximum.	11/25/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	674917759	XXX	1) Missing current mortgage rating within 30 days of closing. XXX, account ending XXX missing rating for XXX and XXX //UPDATE 11/18/20 Received statement showing August payment, missing XXX payment. Loan closed XXX
COMMENTS: 11/23: Rec'd statement due for XXX
//UPDATE 11/18/20 Received statement showing August payment, missing XXX payment. Loan closed XXX

2) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.	1) The loan contains errors within one or more TRID disclosure. Closing Disclosure (CD) in file Issued XXX is missing the payee name for the "Desk Review" fee on line 03. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting all payee names.
COMMENTS: See final XXX settlement statement signed by borrowers which showed appraisal desk review payee as XXX LP. However, XXX CDA is in file, which is satisfactory evidence that this was a pass-through fee to third party provider.

2) Missing the Final HUD-1 / Final Closing Disclosure to evidence the same of the borrower's property located at XXX.. Subject to review of DTI and reserves upon receipt.
COMMENTS: The sale has not closed per seller; however, all PITIA included in ratios/reserves.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. No public records
3. XXX months reserves; XXX months greater than 6 month program minimum
4. Borrower has been employed for the last XXX years
										5. DTI ratio of XXX XXX less than 43% program maximum	11/13/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	525814242	XXX	1) Missing documentation to evidence a valid appraisal was completed on the subject property. The 1004D Appraisal Report in the file is dated XXX and is 121 days old as of the note date and has exceeded the 120 day limit reflected in the client guidelines.
COMMENTS: 03/04/2021 Ok to clear per XXX recert of value acceptable

2) Missing the Final HUD-1 / Closing Disclosure for the subject property transaction. The Final CD in the file reflects a loan amount of $XXX but the Note and Deed of Trust along with the 1008 reflect a loan amount of $XXX
COMMENTS: 03/03/2021 Received corrected CD	Compensating Factors:

1. LTV of XXX which is XXX points below the program maximum of 80%
2. DTI of XXX which is XXX points below the program maximum of 43%
3. Credit score of XXX which exceeds the program minimum score of 700
										4. Verfiied reserves of XXX months which exceeds the program minimum of 6 months by XXX months.	2/17/2021	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	167459328	XXX	1) Missing required 1004D. Appraisal is invalid without a 1004D certification of completion.

2) Missing documentation to evidence a verbal verification of employment was completed for the borrower within 10 days of the Note date
COMMENTS: Documentation provided fulfills requirement specified by the exception.	COMPENSATING FACTORS:

1. The debt-to-income ratio for this transaction is XXX The maximum allowable debt-to-income ratio is 43%.

2. The borrower has XXX months of reserves for this transaction. The minimum number of months of reserves that are required is 6 months.

										3. The FICO score for the borrower is XXX The minimum required FICO score is 680.	10/12/2020	Primary Residence	WA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
3/15/2021	XXX	XXX	862485984	XXX	1) This loan failed the TILA finance charge test, resulting in the below failure.Federal TILAThis loan failed the TILA finance charge test.(12 CFR 1026.18(d)(1), transferred from 12 CFR 226.18(d)(1))The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. Total under disclosed amount is -$XXX
COMMENTS: 11/17/2020 Received Lender Concessions Worksheet. Entered into CE and received a Pass result for this test.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 11/17/2020 Received Electronic Delivery reflecting eDisclosed to borrower XXX

3) Missing page 10 of Deed of Trust and Planned Unit Development (PUD) Rider.
COMMENTS: 11/17/2020 Received copy of Deed of Trust inclusive of Page 10 and PUD Rider.	Compensating Factors:
1) Jumbo at XXX LTV; Rate and term refinance of primary residence, max is 80%;
2) Fico score of XXX
3) XXX months reserve which exceed the 6 months required by XXX months;
										4) DTI of XXX which is XXX points less that the 43% maximum.	11/16/2020	Primary Residence	AZ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	550837719	XXX	1) Missing Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 11/10/2020 Received Indenture Deed and confirmed Vesting and Legal.

2) Missing the mortgage rating for XXX - XXX for the borrower account with XXX XXX and the most recent 24 month mortgage rating for the borrowers HELOC with XXX XXX max 0x30
COMMENTS: 11/12/20 Received mortgage statements to support all payments.

3) Missing documentation to evidence the monthly property tax and hazard insurance obligation for the property located at XXX. Subject to review upon receipt.
COMMENTS: 11/05/20 Mortgage statement provided reflecting impounds, along with an escrow account disclosure reflecting the breakdown.

4) Missing documentation to evidence the borrower has sufficient assets to close and meet the reserves requirement. The verified assets of $XXX are insufficient to satisfy the cash to close requirement of $XXX
COMMENTS: 11/09/20 Received additional bank statement, and copies and source of the $XXX EMD

5) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 11/09/20 Received copies of EMD and the source	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. No public records
3. Borrower has been employed for the last XXX years
										4. DTI ratio of XXX XXX less than 43% program maximum	11/2/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	435319121	XXX	1) Missing Verification of Rent for the last 12 months 0x30 for borrower's previous residence at XXX
COMMENTS: Documentation provided fulfills requirement specified by the exception.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 10/20/2020 Received proof Appraisal was eDisclosed to borrower XXX

3) Missing the following required Federal and/or State Disclosures: MA License Disclosure.
COMMENTS: 10/22/2020 Received Rate Lock Agreement reflecting Broker and Originator's NMLS and State Licensing.

4) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Borrower's Closing Disclosure in file.
COMMENTS: 10/22/2020 Received Seller's CD.

5) Missing Grant/Warranty Deed to Confirm Vesting on Mortgage.
COMMENTS: 11/03/2020 Received fully executed Corrective or Scrivener's Affidavit to add the complete Legal Description to Mortgage along with an explanation letter to borrower.

//UPDATE: 11/02/2020 Lender sent in an Approval Waiver, however, the approval would need to be from XXX and per below update, XXX will NOT provide a waiver/exception for the shortened Legal Description attached to the Mortgage.

11/02/20 XXX will not provide an exception. Please provide a copy of the mortgage with the complete legal description (to include metes and bounds) along with a signed letter of intent to re-record.

6) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 10/23/2020: Documentation submitted fulfills the condition.

7) Added 11/03/20: Loan closed XXX and hazard insurance is effective XXX Need updated policy to reflect policy effective at the time of closing. //UPDATE 11/12/20 Received the email however the CD's provided in file reflect the loan closing date was XXX
COMMENTS: 11/16/20 XXX ok with hazard in place at the time of disbursement	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. No public records
3. XXX months reserves; XXX months greater than 6 month program minimum
4. Borrower has been employed for the last XXX years
										5. DTI ratio of XXX XXX less than 43% program maximum	10/15/2020	Primary Residence	MA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	578575395	XXX	1) The Deed of Trust is missing the legal description attached as Exhibit A. The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated 11/9/2020 reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 12/08/2020 Received copy of Recorded Deed of Trust inclusive of Legal Description.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/02/2020 Received Bailee Letter inclusive of Lender's Wire Instruction.

3) Missing title supplement with complete subject address of XXX
COMMENTS: 12/09/20 Received revised preliminary title report reflecting correct address

4) Missing verbal verification of employed dated within 10 days of Note date. The VVOE in file dated XXX is incomplete and not signed.
COMMENTS: 12/02/20 Received signed VOE	Compensating Factors:

1) XXX LTV; Rate and term refinance of primary residence;
2) Fico score of XXX
3) XXX months reserve which exceed the 6 months required by XXX months;
										4) DTI of XXX which is XXX points less that the 43% maximum.	11/25/2020	Primary Residence	NC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	987313503	XXX	1) Finance Charges are understated resulting in the below TILA Finance Charge Violation. If Lender Credit is to be applied to Finance Charges, need Lender's Signed Attestation reflecting as such.Federal TILAThis loan failed the TILA finance charge test.(12 CFR 1026.18(d)(1), transferred from 12 CFR 226.18(d)(1))The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XX. Total Under Disclosed amount is -$XXX
COMMENTS: 11/16/2020 Received Lender Concession Details reflecting a portion of the Processing Fee being paid by Lender. Entered into CE and received a Pass result for this test.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 11/16/2020 Received Electronic delivery reflecting eDisclosed to borrower XXX

3) Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 11/16/2020 Received Signed Seller's CD.

4) Missing evidence of tax, insurance and HOA payments to calculate PITIA on the following properties:XXX, XXX, and XXX. Subject to recalculation of reserves.
COMMENTS: 11/17/2020 Received documentation to evidence the taxes , hazard and HOA if applicable on the borrower additional properties. Review of the additional obligation resulted in a violation of the maximum DTI

5) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.

6) Missing verification of self-employment for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency.

7) Missing award letter for social security/disability.
COMMENTS: 11/17/2020 Documentation sufficient to clear condition.

8) Missing documentation to evidence the amount and frequency of the distribution of funds from the borrower's account with XXX account XXX Subject to review of DTI upon receipt

9) Received documentation to evidence the property tax, hazard and HOA obligations for the borrower additional properties has resulted in a DTI of XXX% which exceeds the program maximum of 50%
COMMENTS: 11/18/2020 Income recalculated. DTi meets guidelines.

10) Missing updated evidence of hazard insurance for the subject property. The hazard policy in the file does not reflect the location of description of the subject property.
COMMENTS: Rec'd updated policy	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been self-employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	11/12/2020	Primary Residence	UT	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	929388464	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/17/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

							2) Missing verbal VOE from borrower's current employer.				11/12/2020	Primary Residence	WA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	592816279	XXX	1) The Deed of Trust is missing the Legal Description attached as "Exhibit A". The Deed of Trust in file reflects "SEE LEGAL DESCRIPTION ATTACHED HERETO AND MADE A PART HEREOF AS "EXHIBIT A". on page 3, however, Legal Description is not attached. Need full copy of Deed of Trust inclusive of Legal Description as "Exhibit A".
COMMENTS: 01/05/2021 Received Full copy of Deed of Trust inclusive of Legal Description.

2) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Forms for both borrowers completed prior to earliest esign event.
COMMENTS: 01/05/2021 Received XXX report reflecting both borrower's eConsents on XXX and XXX

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 01/06/2021 Received Bailee Letter with Exhibit A completed for this borrower.

//UPDATE: 01/05/2021 Recevied some Wire Instructions, however, they do not reference the Lender or Borrower's name. Unable to determine if they are actually Lender's Wire Instructions.

4) Missing documentation to evidence the current mortgage rating within 30 days of closing for XXX Bank, account ending XXX Missing rating for XXX and XXX maximum 0x30 //UPDATE 01/06/2021 Received CD. Loan closed XXX missing evidence of XXX and XXX mortgage payments to ensure account was not 30 days at closing for XXX XXX XXX and XXX
COMMENTS: //UPDATE 01/06/2021 Received CD. Loan closed XXX missing evidence of XXX and XXX mortgage payments to ensure account was not 30 days at closing for XXX XXX XXX and XXX	1) This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Closing Disclosure in file is dated XXX and signed at consummation on XXX Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: 01/06/2021 Received Lender's Signed Attestation that CD dated XXX was a clerical error and was actually issued XXX and received by borrower XXX

//UPDATE: 01/05/2021 Received an Attestation regarding an error in the dated date of the Initial CD, however, the Attestation is NOT SIGNED. All Lender Attestations MUST BE SIGNED.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX LTV; XXX below 80% program maximum
3. No public records
4. XXX months reserves; XXX months greater than 6 month program minimum
5. Borrower has been XXXX for the last XXX years
										6. DTI ratio of XXX XXX less than 43% program maximum	12/17/2020	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	649014729	XXX	1) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower or other proof of method of delivery for Post Consummation Closing Disclosure dated XXX
COMMENTS: 12/17/2020 Received borrower letter and UPS label for mailing of PC CD dated XXX	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	12/15/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	910375526	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 02/04/2021 Received Bailee Letter inclusive of Wire Instructions.

2) Missing title supplement reflecting the proposed insured name and proposed insured amount.
COMMENTS: 02/10/2021 Received title supplement with correct loan amount	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. Borrower has been sXXX for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	2/1/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	317759776	XXX	1) ***UPDATED 12/7/2020 - Must provide the source of the $XXX EMD wire dated XXX Document provided does no show the source of the funds deposited*** Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent //UPDATE 12/09/20 Received ledger reflecting the EMD was received, $XXX EMD check cleared XXX stmt in file. The cashiers check for $XXX from XXX XXX is not reflected on the online stmt provided
COMMENTS: 12/09/20 Located the statement reflect the $XXX withdrawal

2) ***Updated 12/7/2020 - Must provide the guideline which allows use of base income when the borrower is on leave. Lender is using the lesser of regular base or amortization of verified reserves which is not a procedure listed in the guidelines*** Missing documentation to support use of XXX base income though she is on maternity leave. The lender is quoted a temp leave guideline on the 1008 allowing the lesser of the base income or verified reserves. This guideline could not be located.

3) Missing documentation to evidence the monthly hazard and property tax obligation for the property located at XXX. Subject to review of the DTI upon receipt.
COMMENTS: 12/03/20 Received documents for HOA, taxes and insurance	1) The loan contains errors within one or more TRID disclosure. Closing Disclosure (CD) in file Issued XXX is missing the payee name for the "Desk Review" fee on line 03. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery to borrower reflecting all payee names.
								COMMENTS: 12/08/2020 Received PC CD dated XXX relecting Payee for the Desk Review.			11/24/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	489134863	XXX	1) This loan failed TRID timing of disclosures. Missing Closing Disclosure dated XXX as reflected on Changed Circumstance Detail Form in file dated XXX Unable to complete regulatory compliance check and TRID Monitoring.
COMMENTS: 12/22/2020 Received CD dated XXX

2) Missing evidence of transfer and receipt of Earnest Money Deposit from the closing agent for the amounts of $XXX and $XXX. //UPDATE 12/30/20 Received evidence of EMD transfer and XXX XXX & XXX statement dated XXX missing XXX statement
COMMENTS: //UPDATE 12/30/20 Received evidence of EMD transfer and XXX XXX & XXX statement dated XXX missing XXX statement

3) Missing the borrower's 2018 and 2019 1040 tax transcripts.
COMMENTS: 12/29/20 Received 2018/2019 tax transcripts

4) Missing current paystub for the co-borrower. The paystub in file is dated XXX and exceeds the 60 day timeframe. //UPDATE 12/30/20 Received paystubs dated after closing, need consecutive paystubs before closing
COMMENTS: 01/06/2021: Received current paystubs within Note date. /// //UPDATE 12/30/20 Received paystubs dated after closing, need consecutive paystubs before closing

5) Loan aged >15 days of first payment date. Please provide subject payment history.
COMMENTS: 02/24/2021 Received payment history	1) Missing signed YTD profit and loss and balance sheet for XXX schedule C business. //UPDATE 12/29/20 Documentation is needed as it was used in the income qualification calculation as a loss
									COMMENTS: 02/22/2021 Received exception from XXX. Saved to 3rd party		12/17/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	271184731	XXX	1) Finance Charges are under disclosed resulting in the below TILA Violation. Need Post Consummation Closing Disclosure with copy of reimbursement to borrower(s), explanation letter to borrower reflecting specifically that reimbursement is for Under Disclosure of Finance Charges and proof of method of delivery of all to borrower(s).Federal TILAThis loan failed the TILA finance charge test.( 12 CFR 1026.18(d)(1) , transferred from 12 CFR 226.18(d)(1) )The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it isunderstated by more than $XXX Total understated amount -$XXX
COMMENTS: 12/15/2020 Received Lender Concessions. Entered into CE and received a Pass result for Finance Charges.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 12/15/2020 Received Electronic Delivery Cert reflecting Appraisal was emailed to borrower XXX

3) Missing current mortgage rating within 30 days of closing. XXX - Home Lending, account ending XXX missing rating for XXX and XXX
COMMENTS: 12/17/20 Received credit report reflecting next due XXX

4) Missing evidence of tax, insurance and HOA payments to calculate PITIA on the following property: XXX. Subject to recalculation of reserves.
COMMENTS: 12/17/20 Received tax sheet, HOI and appraisal

5) Borrower to provide complete business tax returns (1120s / 1065s) including all Schedules and K-1s for XXX for the following tax years: 2019 and 2018.
COMMENTS: 12/18/2020 Sufficient documentation recieved

6) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for XXX and XXX
COMMENTS: 1/6/2021 Sufficient documentation received

7) Missing 2019 W2 for co-borrower's employment at XXX
COMMENTS: 12/21/20 Received 2019 W2 for co-borrower

8) Added 12/17/20 Missing 1008 and LP with DTI to include taxes and insurance for XXX and match underwrite DTI
COMMENTS: 12/21/2020 Sufficient documentation received

9) Hazard policy expired 12/21/20. Missing updated policy.
COMMENTS: 01/13/2021 Received updated policy and corrected premium.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 740
2. XXX LTV; XXX below 70% program maximum
3. Mortgage history is 0x30 for 18 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been XXX for the last XXXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	12/11/2020	Secondary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	176800310	XXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Borrower's Closing Disclosure in file.
COMMENTS: 11/19/2020 Received Seller's Closing Disclosure.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 12/02/2020 Received email reflecting Appraisal delivery to borrower via email XXX
3) Missing the following required Federal and/or State Disclosures: Initial Escrow Account Waiver Disclosure.
COMMENTS: 12/01/2020 Received Signed Escrow Waiver.

4) This loan failed TRID zero fee tolerance. The following issues result in the below TRID tolerance finding: *Missing proof of receipt of XXX CD issued XXX renders the Disclosure change Summary as invalid and unable to reset tolerances. *Missing XXX LE referenced in the XXX COC, subject to regulatory compliance review. *Missing XXX COC referenced in the XXX COC which reflected the Appraisal Fee increase by $XXX. Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: //UPDATE: 11/17/2020 Received Certificate of Completion reflecting CD dated XXX was viewed by borrower XXX Received COC and LE dated XXX Entered into CE and received a Pass result for all Tolerance Testing.

10/09/2020, however, STILL MISSING COC and re-disclosure dated XXX which appears to be when Appraisal Fee was increased to $XXX resulting in the Tolerance Violation amount of $XXX

5) Missing award letter for XXX XXX pension.
COMMENTS: 11/18/2020 Sufficient documentation received

6) Missing signed YTD profit and loss for XXX schedule C business as required by guidelines.

7) Missing signed letter of explanation and source of the following large deposits into borrower's XXX account ending in XXX $XXX on XXX Deposits must come from borrower's streams of income. Debt to income ratio subject to recalculation.
COMMENTS: 12/10/20 Received source and LOE

8) Missing title supplement with the correct loan amount.
COMMENTS: Rec'd updated prelim

9) Missing documentation of HOI for the following properties: XXX
COMMENTS: 11/1/2020 sufficient documentation received to clear condition

10) Missing wiring instructions for subject loan purchase by XXX.
							COMMENTS: 11/17/2020 Received Lender's Wire Instructions.				11/16/2020	Secondary Residence	NV	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	594772274	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/18/2020 Received Lender's Wire Instructions

2) Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 11/20/2020 Located Settlement Agent's Signed Affidavit of delivery of Seller's CD. XXX approves Borrower's CD with Seller Paid Fees without having an actual copy of Seller's CD.

//UPDATE: 11/19/2020 Received notification from Lender that Seller CD is not required. Seller CD is required for Third Party Due Diligence review to confirm Seller Paid Fees when Borrower's CD does not include a Seller's Addendum signed by Seller reflecting acknowledgment of Seller Paid Fees.

3) Missing property profile to determine if XXX has any HOA dues associated with it. Subject to review and recalculation.
							COMMENTS: 11/19/20 Received signed LOE from borrower stating NO HOA			Compensating Factors: FICO 79XXX7 Good job stability XXX months reserves	11/17/2020	Primary Residence	ID	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	184662382	XXX	1) This loan failed TRID zero fee tolerance. Escrow Waiver Fee was added on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 2This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 12/03/2020 Received Valid COC dated XXX Entered into CE and received a Pass result for all Tolerance testing.

2) Missing Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 12/03/2020 Received Warranty Deed and confirmed Vesting and Legal.

3) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure or Final Settlement Statement to confirm Seller Paid Fees on Closing Disclosure dated XXX
COMMENTS: 12/03/2020 Received Seller's CD and Final XXX Combined Settlement Statement.

4) Missing updated hazard/homeowners insurance policy with XXX Mortgage listed as loss payee with one year's paid receipt. The policy in the file provide coverage up to $XXX and the appraisal reflects a cost to rebuild of $XXX.
COMMENTS: 12/10/20 Received policy and replacement cost estimator

5) Missing Verification of Rent for past 24 months for borrower's current residence at XXX.

6) Missing wire instructions for XXX purchase from Lender.
COMMENTS: 12/03/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

7) Missing YTD balance sheet for the XXX. business signed and dated by XXX as required per guidelines.
COMMENTS: 12/11/2020 Sufficient documentation received

8) Missing documentation to evidence the Final AUS was provided. The AUS provided reflects a DTI of XXX% and the 1008 loan transmittal summary reflects a DTI of XXX%

9) Missing the year to date balance sheet for the borrower business XXX
10) Missing the year to date profit and loss statement along with the year to date balance sheet for the co-borrower's business XXX.	1) The loan contains errors within one or more TRID disclosure. On Closing Disclosure dated XXX under Escrow Account section on page 4, the escrow waiver fee is not included; however, this fee is included under Loan Costs on page 2. Need Post Consummation Closing Disclosure with explanation letter to borrower and proof of method of delivery reflecting escrow waiver fee included under Escrow Section on page 4.
								COMMENTS: 12/08/2020 Received PC CD dated XXX reflecting Escrow Waiver Fee on page 4.			11/25/2020	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	281550908	XXX	1) Missing signed letter from XXX stating that the borrowers have full access to funds in the XXX XXX account.
COMMENTS: 01/14/2021 Received signed letter regarding full access

2) Missing documentation to evidence sufficient hazard insurance exists for the subject property. The policy in the file reflects the policy was issues by XXX but the Final CD reflect the payment was made to the XXX. Also the policy does not reflect who the loss payee is. //UPDATE 01/13/2021 Received policy however it does not reflect a Loss Payee
COMMENTS: 01/19/2021 Received policy reflecting the correct mortgagee

3) Missing documentation to evidence the monthly property tax, hazard, and HOA (if applicable) obligation for the property located at XXX. Subject to review upon receipt. //UPDATE 01/14/2021 Received proof of hazard and 2020 1098 however this document does not reflect the amount of property taxes
COMMENTS: 01/15/2021 Received 1098 reflect taxes

4) Added 01/21/2021 Missing flood cert with correct city
COMMENTS: 01/25/2021 Received flood cert with correct city name	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. DTI ration of XXX XXX less than the 43% program maximum
										3. XXX months reserves; XXX months greater than 12 month program minimum .	1/5/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	533377334	XXX	1) Missing evidence of transfer and receipt of Earnest Money Deposit from the closing agent for the amount of $XXX. //UPDATE 12/23/20 Received evidence of receipt by escrow and canceled check however XXX XXX did not reflect this amount at the time of verification. //UPDATE 01/06/2021 Received bank statement showing checks clearing, however the funds were transferred from XXX XXX a savings account that we did not have in the original file at review. Missing statements covering 60 days to source the funds used for closing
COMMENTS: 01/13/2021 Received 2 months bank statements for XXX XXX to evidence the transfer and sufficient funds

2) Missing documentation to evidence the updated monthly property tax obligation for the subject property purchase transaction.
COMMENTS: 12/29/20 Per Patrick XXX property tax for zip code. Used the amount from the 1008 as it was higher and more conservative

3) Missing an updated preliminary title report reflected the correct loan amount and proposed insured along with the most recent 24 month chain of title. The preliminary title report in the file has expired. The copy of the prelim with a handwritten line through the original date and a new date written is not considered acceptable.

4) Missing the Final HUD-1 to evidence the sale of the borrower previous residence located at XXX. Subject to review of assets upon receipt.
							COMMENTS: 12/21/20 Received CD which matches amount reflected in assets				12/14/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	372396773	XXX	1) Missing documentation to evidence sufficient hazard insurance exists on the subject property. The hazard insurance documentation in the file is the only the offer to renew the policy and the file does not contain documentation to evidence the policy is current in effect.
COMMENTS: Updated 12/08/2020 Sufficient documentation received.

2) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 12/04/2020 Received Electronic Delivery reflecting Appraisal eDisclosed to borrower XXX

3) Lender to provide Condominium Association documentation. Name of Association or Management Company; Association or Management Company phone number and/or email address; Evidence of current status of dues (current, past due, etc.) if applicable.
COMMENTS: Updated 12/08/2020, sufficient documentation received.

4) Missing the Condo Master hazard insurance policy and the HOA cert and questionnaire.
COMMENTS: Updated 12/08/2020 Sufficient documentation received.

5) Missing a copy of the condo warranty

6) Missing acceptable condo project warranty that meets XXX Jumbo Guidelines per Section 3.01 //UPDATE 12/14/2020 The documentation provided indicates the project is XXX project waiver eligible which does not meet the XXX guidelines. Documentation provided must evidence project approval through PERS, via CPM or complete a full project review.
COMMENTS: 1/5/2020 Sufficient documenation received, XXX The documentation provided indicates the project is XXX project waiver eligible which does not meet the XXX guidelines. Documentation provided must evidence project approval through PERS, via CPM or complete a full project review.	Compensating factors

1 LTV of XXX is XXX below the maximum of 80%
2. The reserves of XXX months exceed the minimum of 6 months by XXX months
3. The DTI of XXX is XXX lower that than the maximum of 43%
										4. The borrowers have been in the subject property for XXX years	12/1/2020	Primary Residence	CO	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	405051242	XXX	1) Missing documentation to evidence a 1004D was completed on the subject property. The appraisal in the file was completed "subject to". There is an another copy of the appraisal that reflects the appraisal was completed as-is. Unable to determine status of the appraisal without further explanation from the appraiser.
COMMENTS: 1/6/2021 The documentation received did not come directly from the appraiser as required.

2) The loan is aged >90 days. Missing a letter of explanation for the delay and acceptable payment history //UPDATE 01/14/2021 Received payment history, missing letter of explanation for the delay
COMMENTS: 01/19/2021 Received payment history and LOE	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. No public records
3. XXX months reserves; XXX months greater than 6 month program minimum
4. Borrower has been employed for the last XXX years
										5. DTI ratio of XXX XXX less than 43% program maximum	12/31/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG3	EG1
3/15/2021	XXX	XXX	469359221	XXX	1) Missing Grant Deed to confirm Vesting on Mortgage in file.
COMMENTS: 12/16/2020 Received Indenture Deed and confirmed Vesting and Legal.

2) Missing Signature Name Affidavit, Signed and Notarized.
COMMENTS: 12/10/2020 Received Signed and Notarized Name, Signature Affidavit.

3) Missing copy of Final Closing Disclosure for the subject property.
COMMENTS: 12/10/20 Received fnal CD for subject

4) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent. //UPDATE 12/29/20 Received evidence and source for $XXX along with transfer to closing agent, Received evidence of transfer of $XXX to closing agent, however missing source. XXX account verification did not reflect $XXX available.
COMMENTS: //UPDATE 12/29/20 Received evidence and source for $XXX along with transfer to closing agent, Received evidence of transfer of $XXX to closing agent, however missing source. XXX acount verification did not reflect $XXX available.

5) Missing Final CD to verify the sale of the property located at XXX with minimum Net Proceeds of $XXX (Cash required to close and reserves)
COMMENTS: 12/21/20 Received settlement statement reflecting $XXX to seller	Compensating Factors

1. FICO score of XXX is XXX point greater than the minimum of 680 requred
2. The borrower has been with the same empliyer for XXX years and in the same line of work for XXX years
										3. The DTI of XXX is XXX lower than the maximum of 43.00%	12/3/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	323920796	XXX	1) The property consists of two parcels. The APN on Title and the Appraisal does not match the APN on the Mortgage. The appraisal reflects XXX & XXX where the preliminary title report and Mortgage document reflect XXX & XXX.

2) Loan is aged >15 days from first payment date. Please provide payment history.
							COMMENTS: 02/24/2021 Received payment history			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI XXX Excellentn reserves of XXX months	1/29/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	540238143	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender. COMMENTS: 12/09/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.	1) The loan contains errors within one or more TRID disclosure: The Lender Partial Payments section of the final Closing Disclosure dated XXX was left blank. Need Post Consummation Closing Disclosure with borrower letter or other evidence of borrower notification of the error.
COMMENTS: 12/11/2020 Received PC CD dated XXX reflecting box marked for "does not accept any partial payments".	1) Missing verification of self-employment within 10 business days prior to the Note Date for borrower's business XXX. Corporate verification in file is dated XXX and the note date is dated XXX //UPDATE 12/10/20 Received verification dated XXX however this is after the Note date
COMMENTS: 12/14/20 Received waiver from XXX. Saved to 3rd party

2) Missing third party verification of XXX business XXX.
									COMMENTS: 12/14/20 Received waiver from XXX. Saved to 3rd party	Compensating Factors: 1) Both borrowers with current employer for XXX years. 2) Previous primary owned XXX years with no deliquencies on credit 3) Reserves at XXX months	12/4/2020	Primary Residence	TX	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	258629132	XXX	1) Missing the following required Federal and/or State Disclosures: Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 02/03/2021 Received Electronic Delivery document reflecting Appraisal eDisclosed to borrower XXX

2) Missing documentation to support whether the business PPP loan is forgivable or required to be re-paid. Subject to re-calculation of earnings upon receipt.
COMMENTS: received evidence that PPP loan are forgivable

3) Missing copy of the current executed lease agreement for the property at XXX
COMMENTS: 02/11/2021 Received current executed lease agreement	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 12 month (XXX month subject + XXX months investment) program minimum
6. Borrower has been XXX for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	2/1/2021	Primary Residence	AZ	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	999505503	XXX	1) Missing the following required Federal and/or State Disclosures: Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 12/18/2020 Received proof Appraisal was emailed to borrower XXX

2) Missing the following required Federal and/or State Disclosures: CA Per Diem Interest Disclosure.
COMMENTS: 12/17/2020 Received Signed Per Diem Interest Disclosure

3) Missing an updated title supplement reflecting the correct loan amount. proposed insured and the most recent 24 months chain of title.
COMMENTS: 12/29/20 Received prelim 24 months chain of title and correct loan amount	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has beenXXX for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	12/14/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	644502214	XXX	1) The Mortgage is missing the legal description attached as Schedule A. Mortgage in file dated 10/30/2020 reflects "See Attached Schedule A" on Page 2, however, Schedule A is missing. Need full copy of Mortgage inclusive of Schedule A legal description and any riders.
COMMENTS: 11/18/2020 Received full copy of Mortgage inclusive of Legal Description

2) Missing Grant/Warranty Deed to Confirm Vesting on Mortgage.
COMMENTS: 11/18/2020 Received Indenture Deed and confirmed Vesting.

3) Sellers name is not reflected on the CD

4) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.
COMMENTS: 11/16/20 Received evidence of EMD

5) Missing documentation to evidence the monthly obligation for the property tax, hazard and HOA if applicable for the property located at XXX... property. Reserves the DTI to be re-calculated.
							COMMENTS: 11/16/20 Received evidence of impouds for taxes, hazard and HOA				11/10/2020	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	456985226	XXX	1) ///UPDATED/// 02/06/2021 - Received VVOE for the primary borrower. Missing VVOE for the Co-borrower with XXX. //// Missing a verbal VOE within 10 business days prior to the Note Date for co-borrower's employment with XXX Copy provided is dated XXX vs Note date of XXX //UDPATE 02/08/2021: Received VVOE for the primary borrower. Missing VVOE for the Co-borrower with XXX
COMMENTS: 02/10/2021 Cleared in error. Correcting clean room.

2) ///UPDATED/// 02/06/2021 - Received VVOE for the primary borrower. Missing VVOE for the Co-borrower with XXX. //// Missing a verbal VOE within 10 business days prior to the Note Date for co-borrower's employment with XXX. Copy provided is dated XXX vs Note date of XXX //UDPATE 02/08/2021: Received VVOE for the primary borrower. Missing VVOE for the Co-borrower with XXX
COMMENTS: 02.11.2021 error with adding this condition to the clean room

3) ///UPDATED/// 02/06/2021 - Received VVOE for the primary borrower. Missing VVOE for the Co-borrower with XXX. //// Missing a verbal VOE within 10 business days prior to the Note Date for co-borrower's employment with XXX. Copy provided is dated XXX vs Note date of XXX //UDPATE 02/08/2021: Received VVOE for the primary borrower. Missing VVOE for the Co-borrower with XXX
COMMENTS: 02/17/2021 Received VVOE dated XXX - Note is dated XXX

4) Loan is aged >15 day from XXX first payment date. Please provide payment history.
							COMMENTS: 02/24/2021 Received payment history			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low LTV/CLTV/HCLTV of XXX	2/2/2021	Primary Residence	CO	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	324927591	XXX	1) This loan failed TRID zero fee tolerance. Discount Points increased on Closing Disclosure dated 12/08/2020 without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 02/10/2021 Received COC dated XXX Entered into CE and received a Pass result for Reimbursement Testing.

2) Missing 2018 tax transcript
COMMENTS: 02/16/2021 Received 2018 tax transcripts

3) Missing hazard insurance declaration page or a copy of the policy.
COMMENTS: 02/12/2021 Received policy

4) Loan is now aged >15 days from XXX first payment date. Missing current subject payment history.
							COMMENTS: 02/24/2021 Received payment history		1) Subject property land size is XXX acres exceeds guideline maximum of 15 acres. Loan is ineligible. COMMENTS: 03/02/2021 Received exception from XXX - saved to 3rd party		2/1/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	995472885	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/18/2020 Received Bailee Letter reflecting Lender's Wire Instructions.

//UPDATE: 11/16/2020 XXX is not in receipt of Collateral packages. Please upload Bailee letter to this condition.

2) Missing attorneys opinion letter or a lenders legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements must be provided.
COMMENTS: 11/16/20 Received signed affadavit by officer of the company. Ok per XXX email dated 11/10/20 to close in a trust on conforming loans.

3) Missing title supplement with the correct loan amount,
COMMENTS: 11/16/20 Escrow instructions reflect the correct loan amount

4) Missing VVOE or other documentation showing the hire date for XXX VVOE in file is missing the hire date. //UPDATE 11/19/20 Received corrected VVOE dated XXX
COMMENTS: Ok per client.

//UPDATE 11/19/20 Received corected VVOE dated XXX

5) Missing explanation for XXX lower income in 2018 ($XXX) vs. larger 2019 ($XXX) and YTD..	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.
										Compensating Factors: 1) Fico score of XXX 2) XXX months reserve which exceed the 6 months required by XXX months; 3) DTI of XXX which is XXX points less that the 43% maximum.	11/10/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	490583651	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/07/2020 Received Bailee letter inclusive of Lender's Wire Instruction.

2) Missing additional asset statement for XXX account ending XXX Two months consecutive complete statements are required.
COMMENTS: Sufficient documentation received

3) Missing documentation support receipt and continuance of trust income for the Borrower. The 2018 and 2019 tax returns do not show receipt of trust payments and only one payment for $XXX in 2020 has been verified. The Trustees letter does not address the amount of the Trust nor does it address the duration of the payments from the trust, therefore we cannot determine if the payments will continue for a period of 3 years. Subject to review of the borrower's debt to income ratio upon receipt.
COMMENTS: 11/7/2020 Sufficient documentation received

4) Missing documentation to evidence the Final AUS matching the final loan terms reflected on the 1008 was provided. The loan amount of the AUS in the file does not match the loan amount reflected on the 1008.

5) Missing the signature page for the borrower's 2018 and 2019 1040 personal tax returns. The 1040's provided do not contain the borrowers signature.	1) We need a Post Consummation Closing Disclosure reflecting the accurate Interest From date and Disbursement date which would match the Settlement Statement they provided. We cannot utilize only the Settlement Statement for our Compliance Analyzer Testing. Please have them prepare a PC CD with the accurate Interest From and Disbursement information.
COMMENTS: 11/09/2020 Received PC CD dated XXX reflecting Interest From and DIsbursement dates of XXX Entered into CE and received a Pass result for TILA Rescission testing.	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: 11/10/2020: Based on the timing of the appraisal and proximity of the fire, this property is not at risk. Client elected to waive.
									11/9/2020 Per FEMA the disaster in ongoing. Interior and exterior inspection required of the subject property required		11/5/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG3	EG2
3/15/2021	XXX	XXX	645755674	XXX	1) This loan failed TRID zero fee tolerance. Points and Transfer Taxes increased on Closing Disclosure dated XXX without a Valid Change of Circumstances resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX//UPDATE: 12/09/2020 Received COC for XXX however, Transfer Taxes increased again on CD dated XXX without a Valid COC resulting in this new Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - 11/23/2020 - 3This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 12/14/2020 Cleared this condition and re-launched per advisement from Kellie Bell.

//UPDATE: 12/09/2020 Received COC for XXX however, Transfer Taxes increased again on CD dated XXX without a Valid COC resulting in this new Tolerance Violation.
Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3
This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/09/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

3) Missing a verbal VOE within 10 business days prior to the Note Date for XXX
COMMENTS: 12/10/20 Received VVOE dated XXX Note is dated XXX	1) This loan failed TRID zero fee tolerance. Points and Transfer Taxes increased on Closing Disclosure dated XXX without a Valid Change of Circumstances resulting in the below TRID tolerance violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX//UPDATE: 12/09/2020 Received COC for XXX however, Transfer Taxes increased again on CD dated XXX without a Valid COC resulting in this new Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 12/18/2020 Received PC CD and copy of XXX reimbursement check. Entered into CE and received a Pass result for Reimbursement testing.

//UPDATE: 12/09/2020 Received COC for XXX however, Transfer Taxes increased again on CD dated XXX without a Valid COC resulting in this new Tolerance Violation.
Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 3
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX	Compensating factors:

1. XXX credit score: XXX points above program minimum credit score of 700
2. XXX LTV XXX below 80% program maximum
3. XXX months reserves. XXX months greater than 6 month program minimum
										4. DTI ratio of XXX XXX less than 43% program maximum	12/7/2020	Primary Residence	TN	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	421462180	XXX			1) Missing prior mortgage rating from XXX - XXX COMMENTS: rec'd mtg statements			Compensating Factors: 1.DTI below program maximum 2. LTV below program maximum 3. Qualifying FICO score greater than program minimum	1/12/2021	Primary Residence	MD	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	179459785	XXX	1) Missing proof that creditor delivered copies of appraisals and other written valuations either at, or prior to, consummation. ECOA Valuations Rule violation (1002.14(a)(1)).
COMMENTS: 02/11/2021 Received screen shot that Report ws emailed to borrowers XXX

2) Missing the following required Federal and/or State Disclosures: Fully executed Initial Escrow Account Disclosure Statement (IEADS).
COMMENTS: 02/11/2021 Received Signed IEADS and confirmed matches CD dated XXX

3) Missing evidence of monthly obligations for taxes and hazard insurance for the property at XXX. Mortgage statement shows impounded, however, subject is a condo and the HOA assessment was not provided. //UPDATE 02/24/2021 Received HOI and tax bill, missing evidence of HOA
COMMENTS: 02/25/2021 Received HOA statement.

4) Missing documentation to support re-payment terms of the prior mortgage with XXX XXX The credit report reflects the loan was modified and the terms of modification are missing in order to determine loan eligibility.

5) Missing signed YTD P&L and Balance Sheet for XXX. The copies provided for period ending XXX are signed by the co-borrower only. The copies provided for period ending XXX are unsigned by both borrowers.

							6) Missing signature of the borrower on the 2018 and 2019 1120S returns. Only the co-borrower has signed the tax returns.			Compensating Factors: 1. High credit score XXX/XXX for borrower/co-borrower 2. Low LTV of XXX 3. Low DTI of XXX	2/3/2021	Primary Residence	UT	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	519015923	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/17/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing documentation to evidence that a satisfactory attorney's opinion letter or a lender's legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing Requirements as set forth by XXX or XXX and any applicable statement requirements must be provided. The loan to trust affidavit does not contain the language "any applicable state requirements" have been met.
COMMENTS: 11/24/20 Discussed with XXX and we are ok with the letter provided	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
									COMMENTS: 11/24/20 Ok to waive per client. Saved email	Compensating factors: 1) Jumbo at XXX LTV; Rate and term refinance of primary residence; 2) FICO score of XXX 3) XXX months reserve which exceed the 12 months required by XXX months	11/14/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG2
3/15/2021	XXX	XXX	424609578	XXX	1) The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated XXX reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 11/17/2020 Received full copy of Deed of Trust inclusive of Legal Description.

2) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/17/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

3) Missing the borrower most recent paystub reflecting the year to date earnings and the borrower's 2018 and 2019 W-2 income statements.
COMMENTS: 12/07/20 Received W2 for 2018/2019 and paystub	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: 11/24/20 Ok to waive per client. Email saved	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been XXX for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	11/13/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG2
3/15/2021	XXX	XXX	147634316	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/16/2020 Received Lender's Wire Instructions

2) Missing the following updated bank statements for asset verification: XXX, checking account ending XXX and savings account ending XXX Bank statements dated to XXX expired on XXX (Note date XXX).
COMMENTS: 12/29/20 Received updated bank statements dated XXX	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 740
2. No public records
3. XXX months reserves; XXX months greater than 12 month program minimum(First time home buyer)
										4. Borrower has been employed for the last XXX years	12/14/2020	Primary Residence	WA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	867405854	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 01/29/2021 Received Lender's Wire Instructions.

2) Missing 2 consecutive months of asset statements with XXX Bank account ending in XXX to evidence that the borrowers have sufficient funds for reserves requirement

3) Missing a copy of the 2018 W2 statement for the primary borrower

4) Missing signed copy of 2019 personal tax returns dated prior to date of consummation. Copy provided is unsigned.

							5) Missing Asset statement used for the short to close funds of $XXX reflected on the sale HUD1 dated XXX for property at XXX			Compensating Factors: 1. DTI below program maximum 2. LTV below program maximum 3. Credit Score exceeds program minimum requirement 4. Reserves exceeds program requirement	1/19/2021	Primary Residence	VA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	121698016	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/15/2020 Received Lender's Wire Instructions.

2) Missing documentation to evidence a verbal verification of employment was completed within10 business days prior to the Note Date
COMMENTS: 12/15/20 Received VVOE and email confirmation that the document was completed XXX	Compensating Factors

1. XXX credit score: XXX points above the program minimum credit score of 680.
2. XXX LTV: XXX below 80% program maximum
3. XXX months reserves: XXX months greater than 6 months program minimum
										4. DTI ratio of XXX XXX less than 43% program maximum	12/9/2020	Primary Residence	PA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	296963346	XXX	1) The loan contains errors within one or more TRID disclosure. Missing explanation letter to borrower or other proof of method of delivery for Post Consummation Closing Disclosure dated XXX
COMMENTS: 02/18/2021 Received email to borrower reflecting PC CD attached.

2) Missing the following required Federal and/or State Disclosures: Electronic Consent/eSign Form completed prior to earliest esign event for both borrowers and CA Per Diem Interest Disclosure
COMMENTS: 02/18/2021 Received Loan Questionnaire reflecting both borrower's eConsent prior to initial disclosures. CA Per Diem Interest Disclosure not required as loan Disbursed same day as Funding.

3) Loan aged >15 days from first payment date of XXX Please provide payment history.
							COMMENTS: 02/24/2021 Received payment history			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low DTI of XXX	2/10/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	578516083	XXX	1) Purchase Money Mortgage is missing Schedule A Legal Description. Purchase Money Mortgage in file reflects "See attached Schedule A" on page 2, however, Schedule A is not attached. Need full copy of Purchase Money Mortgage inclusive of Legal Description attached.
COMMENTS: 02/12/2021 Received full copy of Purchase Money Mortgage inclusive of Legal Description.

2) Missing Written VOE from borrowers prior employment with XXX to verify job gap, if any.
COMMENTS: 02/18/2021 Received VOE for prior employer

3) Loan is aged >15 days from first payment date XXX Please provide subject payment history.
COMMENTS: 02/24/2021 Received payment history	Compensating Factors:

1. Excellent mortgage history 0x30 since inception XXX
2. High credit score XXX/XXX for borrower/co-borrower
										3. Total reserves of XXX months is XXX months > 18 month minimum requirement (XX months subject + XXX months each investment property)	2/1/2021	Primary Residence	NJ	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	902014200	XXX						Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low DTI of XXX	2/5/2021	Primary Residence	PA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG1	EG1	EG1	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	199946778	XXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 02/12/2021 Received Signed Settlement Agent Closing Disclosure Notice reflecting certification from Settlement Agent that all Settlement/Disbursement Statements have been delivery to Seller and Buyer.

//UPDATE: 02/06/2021 File does not contain the Settlement Agent Closing Disclosure Notice. Please submit/attach to condition for review.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 02/06/2021 Received Lender's Wire Instructions.

3) Missing source of Earnest Money Deposit in the amount of $XXX and evidence of transfer to the closing agent.

4) Missing Sales or Purchase Contract. Unable to review transaction terms: purchase price, buyer, seller, broker information, property address or possible seller concessions.
COMMENTS: Received purchase agreement

5) Missing updated hazard insurance for the subject property reflecting the correct subject property address. The subject property reflected on the hazard policy is XXX and the subject property address on the Note is XXX

6) Loan is now aged >15 days from First Payment Date. Missing current subject payment history.
COMMENTS: rec'd	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. Mortgage history is 0x30 for 12 months
3. No public records
4. XXX months reserves; XXX months greater than 6 month program minimum
5. Borrower has been employed for the last XXX years
										6. DTI ratio of XXX XXX less than 43% program maximum	2/2/2021	Primary Residence	OR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	233634323	XXX	1) Missing letter of explanation or other evidence of borrower notification of the error for the Post Consummation Closing Disclosure issued XXX
COMMENTS: 02/02/2021 Received Lender's Signed Explanation that refund to borrower was only a refund of prepaid interest as refelcted in borrower letter and copy of refund check.

//UPDATE: 01/29/2021 Received a Lender Attestation, however, it is NOT SIGNED. Need Signed Attestation. Also, Received Copy of Refund Check, however, PC CD does not reflect this Lender Credit reimbursement to borrower. Need PC CD reflecting the reimbursement with new letter to borrower.

								//UPDATE: 01/25/2021 Received a letter, however, it is not addressed to any borrower and it reflects a "refund check" is attached. PC CD in file dated XXX does not reflect a reimbursement to borrower. Need PC CD reflecting reimbursement along with copy of reimbursement check and proof of method of delivery of all to borrower(s).		Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. Good credit scores XXX / XXX for borrower / co-borrower	1/22/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	889185893	XXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure/Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Borrower's Closing Disclosure in file.
COMMENTS: 02/18/2021 Received Signed Settlement Agent Closing Disclosure Notice reflecting certification that Seller CD was issued and received by Seller.

2) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 02/18/2021 Received Lender's Wire Instructions.

3) There is an Electronic Consent/eSign Form in file, however, it reflects a date of XXX and there are documents in file esigned with a date of XXX Need Electronic Consent/eSign Form completed prior to earliest esign event.
COMMENTS: 02/18/2021 Received eConsent dated XXX

4) Missing lock confirmation with correct loan amount of $XXX //UPDATE 02/24/2021 Received lock with incorrect loan amount of $XXX
COMMENTS: 03/01/2021 Received correct lock form with loan amount

5) Missing evidence of transfer and receipt of the $XXX Earnest Money Deposit from the borrower to escrow. //02/24/2021 Received 1008 attached to this condition, missing evidence of EMD
COMMENTS: //03/1/2021 EMD not added to the borrower's assets /// //02/24/2021 Received 1008 attached to this condition, missing evidence of EMD

6) Missing proof of the December XXX mortgage payment with XXX XXX The mortgage statements provided show payments through XXX and owing for the XXX payment.
COMMENTS: 02/24/2021 Received payment history reflecting XXX payment

7) Missing 3rd party verification of XXX with XXX dated within 10 days of loan consummation.

							8) Missing copy of signed current Balance Sheet for borrower's XXX with XXX			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower	2/12/2021	Primary Residence	OR	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	890609582	XXX	1) The loan contains errors within one or more TRID disclosure. The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated 1/11/2021 reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 02/23/2021 Received copy of Recorded Deed of Trust inclusive of Legal Description and Riders.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
							COMMENTS: 02/24/2021 Received Bailee Letter inclusive of Wire Instructions.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low LTV of XXX	2/16/2021	Primary Residence	TX	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG1	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	450893492	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 11/20/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Loan closed in a trust. Missing an attorney's opinion letter or a lender's legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX and any applicable state requirements must be provided.	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 11/16/2020 Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 12 month (XXX month subject + XXX months additional property) program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	11/18/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	696775334	XXX	1) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 02/02/2021 Received Seller's CD

2) This loan failed TRID zero fee tolerance. Appraisal Complex/Rural Property Fee and Appraisal Rush Fee were added on Loan Estimate dated XXX without a Valid Change of Circumstance and then increased at closing resulting in the below TRID Tolerance Violations. Reimbursement amount is not sufficient to cover total Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.This loan failed the reimbursement amount test. (12 CFR 1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX
COMMENTS: 02/03/2021 Received COC dated XXX Entered into CE and received a Pass result for Reimbursement Testing.

3) Missing notary jurats for both AKA Statements/Name Affidavits.
COMMENTS: 02/03/2021 Received both borrower's Signature/Name Affidavits inclusive of Notary Certificates attached.

4) Missing documentation to support the XXX IRS taxes owed of $XXX have been paid. Deduction from eligible assets would result in insufficient reserves to meet minimum 6 month requirement.
							COMMENTS: Received evidence that XXX amount owed to the IRS is paid			Compensating Factors: 1. High credit score XXX for borrower 2. Good job time since XXX 3. Low DTI XXX	1/26/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	342234386	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender. COMMENTS: 11/25/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 11/19/2020 Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: 12/07/20 Waived per XXX. Saved to third party.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has beenXXX for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	11/23/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG3	EG2
3/15/2021	XXX	XXX	837943207	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/21/2020 Received Lender's Wire Instructions

//UPDATE: 12/11/2020 Received Title Company's Wire Instructions. WHAT IS NEEDED is Lender's Wire Instructions.

2) Electronic Consent/ eSign Form in file is dated XXX however, earliest eSign event occurred XXX Need Electronic Consent/ eSign Form completed prior to earliest esign event.
COMMENTS: 12/12/2020 Received eConsents for both borrowers each dated XXX

3) Missing current statement for 2nd subordinate HELOC for subject XXX Bank. The credit report does show $0 balance/$0 monthly payment, however, last reported XXX Loan closed XXX
COMMENTS: 12/21/20 Received credit supp reflecting 2nd XXX is removed	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 740
2. XXX months reserves; XXX months greater the the 24 month program minimum
										3. DTI ratio of XXX XXX less than the 43% program minimum	12/9/2020	Secondary Residence	WA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	177520484	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender. COMMENTS: 12/03/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 11/30/2020 Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
									COMMENTS: 12/09/20 Waived per XXX	Compensating Factors 1. LTV of XXX is XXX lower than program maximum of 80% 2. DTI of XXX is XXX lower than the program maximum of 43% 3.The borrower has been with the same employer for XXX years	12/1/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG3	EG2
3/15/2021	XXX	XXX	996991189	XXX	1) The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated 11/12/2020 reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 12/03/2020 Received full copy of Deed of Trust inclusive of Legal Description and Rider.

2) This loan failed TRID zero fee tolerance. Appraisal Fee increased on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID tolerance violation. Change of Circumstance in file for Loan amount increase dated XXX is inaccurate/incomplete. Change of Circumstance does not reflect the increase in Appraisal Fee. All Change of Circumstance forms must reflect addition/increase in fees and decreases in Lender Credits.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX
COMMENTS: 12/04/2020 Lender Paid fees were not accurately appropriated in CE. Entered accurately and received a Pass result for all tolerance testing.

3) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/03/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

4) Missing source of Wire Transfers in the amount of $XXX and $XXX for funds to close. //UPDATE 12/04/20 Received the wires however missing the source of the wires //UPDATE 12/08/20 Received wire transfers however unable to determine where the funds were withdrawn from //UPDATE 12/10/20 Missing evidence of $XXX wire transfer, document provided reflects wire from XXX on XXX unable to source.
COMMENTS: 12/15/20 Received bank statement reflecting sufficient assets to support $XXX EMD

5) Missing documentation to evidence the borrower has sufficient assets to meet the 12 month PITIA reserve requirement. The borrower's reserves after closing total $XXX whereas the total reserve required is $XXX. The borrower is short $XXX
COMMENTS: 12/07/20 Received updated statement for XXX XXX

6) Missing the Final AUS reflecting the final terms indicated on the 1008 loan transmittal summary.
COMMENTS: 12/04/20 Received AUS with terms that match the 1008	1) Affiliated Business Arrangement Disclosure Statement Notice Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors
1. The DTi of XXX is XXX lowner than the maximum of 43.00%
2. The LTV of XXX and is XXX below the program maximim of 80%
										3. The borrowers have been with there employers for XXX years	11/30/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	213628544	XXX	1) The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated 11/13/2020 reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A Legal Description and any Riders.
COMMENTS: 12/03/2020 Received full copy of Deed of Trust inclusive of Legal Description and Rider.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/03/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

3) Missing lender completed fraud alert worksheet showing that the borrower was contacted through the phone number in the alert to confirm the application for this loan. //UPDATE 12/14/20 Received 1008 with comments, however missing fraud alert worksheet showing the borrower was contacted through the phone number in the alert.
COMMENTS: //UPDATE 12/14/20 Received 1008 with comments, however missing fraud alert worksheet showing the borrower was contacted through the phone number in the alert.

4) Missing documentation to support when XXX HELOC XXX associated with the subject property was fully satisfied. Credit report reflects account settled for less than full balance/closed in XXX and is less than the XXX year seasoning period from the Note date of XXX

5) Missing copy of renewal policy for the hazard insurance. Current policy expires on XXX and is within 50 days of loan closing date of XXX
COMMENTS: 12/03/20 Received updated policy dated XXX through XXX previous policy expires XXX

6) Missing 1004D for installation of CO detector. Appraisal dated XXX states CO detector was not noted at the time of inspection. //UPDATE 01/04/2021 Received 1004D however it does not address if the property has CO detectors
COMMENTS: 01/13/2021 Received 1004D reflecting CO2 detctor has been installed	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) ***Updated 1/5/2020 - Must provide actual K-1 as required by guidelines*** Missing copy of 2019 K-1(s) per the 1040 transcripts. Income may have to be adjusted.
COMMENTS: 12/11/2020 The condition is not reqesting transcripts but rather requesting the K-1 to evidence the borrower's ownership interest and to veirfy loss have not been reported.

3) ***Updated 1/14/2020 - The explanation provided addresses 4506T requirements. It does not cover the required tax returns. Condition still pending*** ***Updated 1/5/2021 - Must provide the returns as required per guidelines*** Missing a copy of the 2018 and 2019 fully executed 1040 tax returns. Loan qualified using base income only from current job position of 1 year, however, tax transcripts reflect Schedule "E" partnership/S-Corp earnings, unemployment and 'other' income. Two years signed tax returns required to meet QM requirements. If ownership is 25% or greater, copy of signed business tax returns with all schedules required.
COMMENTS: 2/1: Cllient elected to waive based on compensating factors.

									12/11/2020 The condition is not reqesting transcripts but rather requesting the K-1 to evidence the borrower's ownership interest and to veirfy loss have not been reported.		12/1/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG2	EG3	EG2	EG3	EG1
3/15/2021	XXX	XXX	964881237	XXX	1) Missing evidence of transfer and receipt of the $XXX Earnest Money Deposit from the borrower to escrow.
COMMENTS: 02/12/2021 Received XXX XXX stmt reflecting wire transfer to title for $XXX XXX

2) Missing evidence of the gift funds transfer of $XXX from the donor to escrow. //UPDATE 02/12/2021 Received evidence that escrow has received $XXX and $XXX for gift funds however the gift letter provided does not indicate the account the funds were coming from - unable to determine if the funds came from the correct account. //UPDATE 02/22/2021 received letter however the account number is not reflected. Missing gift letter with account name and account number
COMMENTS: 02/25/2021 - Received Gift Letter and Wire Receipt // - //UPDATE 02/22/2021 received letter however the account number is not reflected. Missing gift letter with account name and account number

3) Missing executed copy of the 2018 and 2019 tax returns. Copies provided are not signed.
							COMMENTS: W2 base income only used; rental PITIA included in DTI and no rental income used.			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX for borrower 3. Low LTV of XXX	2/3/2021	Primary Residence	SC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	563047917	XXX	1) Missing XXX, XXX Report or Lender's equivalent Compliance Testing results ran prior to Closing.
COMMENTS: 02/17/2021 Received XXX Loan Detail Report reflecting Pass results for regulatory testing.

2) Missing verification of XXX for a minimum of 2 years using Business License, CPA Letter or Regulatory Agency for the borrower's schedule "C" accounting business.
COMMENTS: 02/25/2021 Ok to clear per XXX they reviewed the documents provided

3) Missing current signed YTD P&L and Balance sheet for the borrower's schedule "C" self-employment.

4) Missing signed 2018 and 2019 1040 tax returns. Copies provided are not signed.
COMMENTS: 02/25/2021 Received signed 2018/2019 signed 1040s	1) Missing the following required Federal and/or State Disclosures: Signed Escrow Waiver for Taxes and Insurance. File is only being escrowed for Flood Insurance.
COMMENTS: 02/18/2021 Received Client's waiver of Escrow Waiver Form. See email in 3rd Party Products.

									//UPDATE: 02/18/2021 Received email reflecting Lender does not provide an Escrow Waiver, however, Escrow Waiver for Taxes and Insurance is Required. Condition remains as is.	Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low LTV of XXX	2/10/2021	Primary Residence	SC	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	831034094	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.(the one in file is for settlement agent)
COMMENTS: 01/26/2021 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing monthly insurance premium for investment property located at XXX
COMMENTS: 2/2/21: Copy of hazard incurance received. Condition cleared.

3) Missing evidence of transfer and receipt of Earnest Money Deposit from the closing agent for the amount of $XXX
COMMENTS: rec'd

4) Missing 2018/2019 business transcript for XXX
COMMENTS: 2/2/21: Tax transcripts for 1040 year 2018 and 2019 provided and sufficient. Condition cleared.

5) Missing lease agreement(s) for XXX
COMMENTS: 2/2/21: Rental earnings reflected on 2018 and 2019 schedule E of 1040 tax returns. Condition cleared.

6) **** 2/2/21: Received UCD reports and not the UCDP reports(reports showing the CU score and LCA scores for the subject property). **** Missing copy of XXX and XXX UCDP reports. Copies provided are for property at XXX and are not the subject property.
COMMENTS: 2/4: Rec'd XXX & XXX SSR UCDP reports, however, they are for a different property address and different borrower. Still need UCDP reports for subject property.

							2/2/21: Received UCD reports and not the UCDP reports(reports showing the CU score and LCA scores for the subject property). Documentation not sufficient to Clear.			Compensating Factors: 1. DTI below program maximum 2. Credit Score exceeds program minimum requirement 3. Reserves exceeds program requirement 4. LTV below program maximum	1/25/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG3	EG1
3/15/2021	XXX	XXX	504038079	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 02/04/2021 Received Lender's Wire Instructions

2) The loan contains errors within one or more TRID disclosure. Missing Seller's Closing Disclosure /Final Settlement Statement to confirm all Seller Paid Fees are reflected on the Closing Disclosure in file dated XXX
COMMENTS: 02/05/2021 Received Signed Settlement Agent CD Notice reflecting Seller's CD was provided on XXX

//UPDATE: 02/04/2021 File does not contain said Closing Agent signed Settlement Agent Closing Disclosure Notice. Please submit for review.

3) The loan contains errors within one or more TRID disclosure. Missing letter of explanation or other evidence of borrower notification of the error for the Post Consummation Closing Disclosure issued XXX
COMMENTS: 02/08/2021 Received Explanation letter to borrower dated XXX

4) Missing title supplement to reflect the correct loan amount and propose insured
COMMENTS: 02/11/2021 Received title with correct loan amount

5) Missing a copy of the VOE and 2019 W2 for the co-borrower's prior employment with XXX
6) Missing signed letter from the co-borrower regarding 2019 W2 with XXX Inc XXX

7) Missing copy of solar lease agreement to determine if additional monthly payments apply. Per appraisal, subject has leased solar.
COMMENTS: Received solar docs

8) Loan is now aged >15 days from First Payment date. Missing current subject payment history.
							COMMENTS: Rec'd			Compensating Factors: 1. Reserves exceeds program minimum requirement 2. Credit Score exceeds program minimum requirement 3. There is minimal increase in the borrowers housing expenses	2/2/2021	Primary Residence	CA	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	954425465	XXX	1) Missing documentation to support the XXX XXX HELOC has no draws in the last 12 months.
COMMENTS: 02/24/2021 - Received supporting docs

2) Missing 3rd party verification of the borrower's XXX within 10 days of consummation for the following businesses: Schedule "C" XXX (co-borrower); XXX (borrower).
COMMENTS: 02/24/2021 - Received supporting docs	Compensating Factors:

1. LTV of XXX which is XXX points below the program maximum of 80%
2. DTI of XXX which is XXX points below the program maximum of 43%
3. Credit score of XXX which exceeds the program minimum score of 700
										4. Verfiied reserves of XXX months which exceeds the program minimum of 6 months by XXX months.	2/12/2021	Primary Residence	MD	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	798694628	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/21/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing attorney's opinion letter or a lender's legal attestation stating the trust meets Secondary Marketing requirements as set forth by XXX or XXX
COMMENTS: 12/29/20 Received attestation

3) ***Updated 12/22/2020 - Policy provided is already in file. Policy is not sufficient as the coverage amount is less than the loan amount and does not meet guidelines*** Missing documentation to evidence that sufficient hazard insurance exists for the subject property. The documentation in the file does not meet the XXX guideline requirements.	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
									COMMENTS: 12/14/2020 Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.		12/15/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	467430404	XXX	1) The Deed of Trust is missing the legal description attached as Exhibit A. Deed of Trust in file dated 11/20/2020 reflects "SEE ATTACHED EXHIBIT A" on Page 2, however, Exhibit A is missing. Need full copy of Deed of Trust inclusive of Exhibit A legal description and any riders.
COMMENTS: 12/18/2020 Received full copy of Deed of Trust inclusive of Legal Description.

2) The loan contains errors within one or more TRID disclosure. Missing proof of method of delivery for Post Consummation CD in file Issued XXX
COMMENTS: 12/18/2020 Received proof PC CD was eDisclosed to borrower

3) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/18/2020 Received Bailee Letter inclusive of Lender's Wire Instructions

4) Missing IRS tax transcript for 2019 and 2018. Subject to recalculation of debt and request of additional applicable document(s).
COMMENTS: 12/21/20 Received 2018/2019 Transcripts	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 12/14/2020 Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.

2) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
									COMMENTS: 12/22/20 Ok to waive per XXX		12/15/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG2
3/15/2021	XXX	XXX	771850149	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/17/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing the borrower's 2018 and 2019 W-2 tax transcripts. Subject to review upon receipt. //UPDATE 12/17/20 Received 2018/2019 W2's, missing 2018/2019 tax transcripts
COMMENTS: 12/21/20 Received 2018/2019 tax transcripts

3) Missing title supplement with the correct loan amount.
COMMENTS: 12/21/20 Escrow instructions reflect the correct loan amount

4) Missing copy of the note for the new XXXl XXX mortgage showing the payment terms.
COMMENTS: 12/17/20 Received a copy of the note and payment entered in the system is correct

5) FEMA disaster area declared: Missing an interior and exterior inspection of the Mortgage Property as required by guidelines.
COMMENTS: 12/29/20 Received post disaster inspection	1) Affiliated Business Arrangement Disclosure Statement Notice Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
									COMMENTS: Credit condition waived or exception granted with compensating factors, Compliance condition exception granted for non material exceptions or satisfactory cure/re-disclose, conform with applicable laws/regs, does not impact enforceability or ability to foreclose, escrowed funds allowed for completion of property.		12/14/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG3	EG1
3/15/2021	XXX	XXX	268336173	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender.
COMMENTS: 12/18/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing signed letter of explanation and source of the following large deposits into borrower's XXX account ending in XXX $XXX on XXX $XXX on XXX $XXX on XXX $XXX on XXX and $XXX on XXX Deposits must come from borrower's streams of income. Debt to income ratio subject to recalculation.

3) Missing previous VVOE(s) for XXX recent jobs covering the last 24 months to find possible employment gaps which must be addressed. //UPDATE 01/04/2021 Received LOE however missing previous VOE for XXX
COMMENTS: //UPDATE 01/04/2021 Received LOE however missing previous VOE for XXX

4) Missing VVOE for XXX current job showing the date of hire.
COMMENTS: 01/04/2021 Received VOE for current employer

5) Missing final 1008 to match final loan terms for loan amt, LTV/CLTV/HLTV, interest rate and product type.
COMMENTS: 12/18/20 Received corrected 1008	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
									COMMENTS: 12/14/2020 Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.		12/14/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	293269149	XXX	1) The file is missing the Wire Instructions for XXX Purchase from Lender. COMMENTS: 12/18/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: 12/15/2020 Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 680
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	12/16/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	633897941	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender. COMMENTS: 12/18/2020 Received Bailee Letter inclusive of Lender's Wire Instructions.	1) Affiliated Business Arrangement Disclosure Statement Notice Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, §1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors

1. XXX credit score: XXX points above the program minimum credit score of 680.
2. XXX LTV: XXX below 80% program maximum
3. XXX months reserves: XXX months greater than 6 months program minimum
										4. DTI ratio of XXX XXX less than 43% program maximum	12/16/2020	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG1	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	833337094	XXX	1) Missing attorney's opinion letter or a lender's legal attestation signed by an officer of the company or legal counsel. //UPDATE 02/24/2021 Received trust agreement, loan signed in a trust, missing attorneys opinion letter or lenders legal attestation signed by an office of the company or legal counsel
COMMENTS: 02/24/2021 Ok to clear per XXX. Document provided is sufficient

2) Missing E&O insurance policy for the appraiser.
							COMMENTS: 02/24/2021 Received E&O insurance			Compensating Factors: 1. XXX DTI. XXX below program maximum DTI of 43% 2. XXX credit score. XXX points above program minimum credit score of 720 3. XXX LTV. XXX below program maximum LTV of 80%	2/12/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
3/15/2021	XXX	XXX	678910717	XXX	1) Missing the following required Federal and/or State Disclosures: Customer ID Verification/Patriot Act Disclosure for both borrowers.
COMMENTS: 03/01/2021 Received Identity and Adress Information Request with Patriot Act Lanuguage and copies of Driver Licenses.

2) Missing documentation to evidence that October, November and December rental payment were made as agreed. The XXX account ending in XXX reflected the last rental payment made was in September.
COMMENTS: 03/02/2021 - Received evidence that October, November, December and January rent payment were made

3) Missing 2018/2019 W2 Statement for each of the borrowers
COMMENTS: 03/02/2021 - Received WVOE that reflected 2019/2020 W2 earnings for each of the borrowers	Compensating Factors:

1. XXX DTI. XXX below program maximum DTI of 43%
2. XXX credit score. XXX points above program minimum credit score of 700
										3. XXX months total reserves. XXX months above program requirement of 6 months	2/18/2021	Primary Residence	NC	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
3/15/2021	XXX	XXX	554340605	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 01/14/2021 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Missing 2019 and 2018 W-2s for XXX as required per guidelines.	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors:

1. XXX LTV; XXX points lower than the 80% program maximum.
2. Fico score of XXX XX points greater than the 700 minimum program requirement.
3. XX months reserve; XX points greater than the 6 minimum program requirement.
										4, DTI of XXX XXX points lower than the 43% program maximum.	1/6/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	515757933	XXX	1) Missing the following required Federal and/or State Disclosures: CT Mortgage Rate Lock-In Agreement.
COMMENTS: 02/26/2021 Received Signed CT Rate Lock Agreement

2) Missing copy of Note and Final Closing Disclosure for purchase of an owner occupied property located at XXX ( loan amount of $XXX), not listed noted on 1003. Property is noted on XXX as purchased on XXX. Purchase contract and bank statement with EMD funds of $XXX ck XXX are in the file. Subject to debt to income recalculation and additional documentation. //UPDATE 02/11/2021 Received Note and CD, however missing evidence of hazard and tax documents to verify amounts reflected on CD
COMMENTS: 02/19/2021 Received evidence of taxes and insurance. Properties owned updated.

3) Missing hazard insurance declaration page or policy for XXX XXX XXX XXX Also, missing Replacement Cost Estimator.//2/12/2021 Update received the same HOI that was already in the file. The property is a Condo the HOI of $XXX does not cover and is in need of replacement cost. the HOI from the HOA is for D&O Insurance.
COMMENTS: 02/16/2021 Issue updating XXX

4) Missing evidence the purchase transaction of XXX was for a second home (Note Date XXX) as the subject transaction is a refinance of the borrower's primary residence with a Note Date of XXX.//2/21/2021 Updated received mortgage deed showing property is a condo and a second home.

5) 02/12/2021 condition added upon condition review: Missing updated DU/AUS approval with correct DTI of XXX% with the addition of the newly purchased property that was not on original DU/AUS Approval and 1003/1008. The 1008 provided at original review was at XXX/XXX and DTI is now at XXX which is way over the 3% tolerance.
COMMENTS: 02/19/2021 Received updated approval

6) 02/21/2021 added: Missing final 1008, 1003 to show newly purchased property located at XXX not noted on original 1008/1003. DTI is now at XXX% vs. XXX% //UPDATE 02/19/2021 Received updated 1008, 1003 provided is not executed. Missing executed 1003
COMMENTS: 02/25/2021 Received executed 1003

7) Missing hazard insurance declaration page or policy forXXXX. Also, missing Replacement Cost Estimator.//2/12/2021 Update received the same HOI that was already in the file. The property is a Condo the HOI of $XXX does not cover and is in need of replacement cost. the HOI from the HOA is for D&O Insurance.
COMMENTS: 02/24/2021 - Received hoi policy with rebuild costs

8) Loan aged >15 days from First Payment Date. Please provide current subject payment history.
COMMENTS: 03/03/2021 Received payment history	1) This loan failed TRID zero fee tolerance. Appraisal Fee increased on Closing Disclosure dated XXX without a Valid Change of Circumstance resulting in the below TRID Tolerance Violation.Integrated Disclosures Tolerance & Reimbursement Provisions - XXX - 1This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.
COMMENTS: 02/13/2021 Received PC CD dated XXX with copy of reimbursement check for $XXX. Entered into CE and received a Pass result for Reimbursement Testing.	Compensating Factors:

1 LTV/CLTV XXX XXX less than the 80% max required by gudelines
2. DTI XXX XXX less than the 43% max required by guidelines
										3. Credit Score XXX XXX more than minimum of 700 required by guidelines.	2/2/2021	Primary Residence	CT	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	649178614	XXX	1) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 02/03/2021 Received Bailee Letter inclusive of Lender's Wire Instructions.

2) Loan is aged >60 days. Please provide current subject payment history.
COMMENTS: received current payment history	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors:

1. XXX credit score; XXX points above program minimum credit score of 700
2. XXX LTV; XXX below 80% program maximum
3. Mortgage history is 0x30 for 12 months
4. No public records
5. XXX months reserves; XXX months greater than 6 month program minimum
6. Borrower has been employed for the last XXX years
										7. DTI ratio of XXX XXX less than 43% program maximum	1/27/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	946715352	XXX	1) Deed of Trust is missing the Legal Description. Deed of Trust in file reflects "SEE ATTACHED EXHIBIT A" on page 2, however, Legal Description is not attached. Need full copy of Deed of Trust inclusive of Legal Description.
COMMENTS: 02/01/2021 Received full copy of Deed of Trust inclusive of Legal Description.

2) Missing Lender's Wire Instructions for XXX Purchase from Lender.
COMMENTS: 02/01/2021 Received Bailee Letter inclusive of Lender's Wire Instructions.	1) Affiliated Business Arrangement Disclosure Statement is in file, however, it is not signed by borrower(s). Need fully executed Affiliated Business Arrangement Disclosure Statement.
									COMMENTS: Condition has been cleared as a non-material exception. Under the advisement of our outside counsel, 1024.15 and Appendix D, the ABA Disclosure is intended to be signed by the borrower as evidence of acknowledgement and receipt, however the exclusion of one or more borrower's signature is not, in itself, a material violation.	Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower 3. Low LTV of XXX	1/27/2021	Primary Residence	CA	XXX	Refinance - rate and term	Qualified Mortgage Safe Harbor	EG3	EG2	EG3	EG1	EG3	EG2	EG1	EG1
3/15/2021	XXX	XXX	835649333	XXX	1) Missing the following required Federal and/or State Disclosures: Electronic Consent/ eSign Form completed prior to earliest esign event for both borrowers.
COMMENTS: 02/18/2021 Received Loan Questionnaire Printout reflecting both borrower's eConsents prior to Initial Disclosures.

2) Missing updated title report. Current copy dated XXX and is dated in excess of 120 days from the Note date of XXX
							COMMENTS: 02/22/2021 Received final title policy			Compensating Factors: 1. Excellent mortgage history 0x30 since inception XXX 2. High credit score XXX/XXX for borrower/co-borrower	2/11/2021	Primary Residence	FL	XXX	Purchase	Qualified Mortgage Safe Harbor	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1